UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (ZIP code)

Joel L. Weiss
FundVantage Trust
1636 N. Cedar Crest Blvd.
Suite #161
Allentown, PA 18104
(Name and address of agent for service)

Registrant's telephone number, including area code:
856-528-3500
Date of fiscal year end:
April 30
Date of reporting period:
April 30, 2026
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Polen Growth Fund
Institutional Class | POLIX
Annual Shareholder Report — April 30, 2026
This annual shareholder report contains important information about the Polen Growth Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.polencapital.com/strategies/growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Growth Fund (Institutional Class / POLIX)	$99	0.99%
Management’s Discussion of Fund Performance
  For the 12 months ended April 30, 2026, the Polen Growth Fund (the “Fund”) underperformed the Russell 1000® Growth Index and the S&P 500® Index.
  Stock selection in the Information Technology sector was the primary detractor from results (largely stemming from Software exposures) and Health Care also presented a headwind. By contrast, selection in Consumer Discretionary and Communication Services was positive.
  As for sector positioning (a residual of bottom-up stock selection), the overweights to Financials and Health Care represented meaningful headwinds to relative performance.
  The top three relative stock detractors (vs. the Russell 1000® Growth Index) were NVIDIA, ServiceNow, and CoStar Group. Positive relative contributors were Microsoft, Costco Wholesale (not owned), and Home Depot (not owned).
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen Growth Fund’s Institutional Class vs. the S&P 500® Index and the Russell 1000® Growth Index.
Growth of $100,000
For the years April 30, 2016 through April 30, 2026
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class	-0.14%	0.94%	11.37%
S&P 500® Index*	31.05%	13.14%	15.26%
Russell 1000® Growth Index**	30.63%	13.82%	18.26%
*
The S&P 500® Index is a market capitalization weighted index that measures 500 common equities that are generally representative of the U.S. stock market. The index is maintained by S&P Dow Jones Indices. The performance of an index does not reflect any transaction costs, management fees, or taxes.

**
The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/growth-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$2,164,743,098
Total number of portfolio holdings	27
Total advisory fee paid	$39,354,982
Portfolio turnover rate as of the end of the reporting period	49%
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	35.4%
Financials	15.8%
Health Care	13.2%
Communication Services	13.1%
Consumer Discretionary	12.1%
Industrials	2.4%
Exchange-Traded Funds	6.2%
Short-Term Investment	2.2%
Liabilities in Excess of Other Assets	(0.4)%
TOTAL	100.0%
Material Fund Changes During the Period
During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Growth Fund Institutional Class (POLIX)
Annual Shareholder Report — April 30, 2026
POLIX-04/26-AR
Polen Growth Fund
Investor Class | POLRX
Annual Shareholder Report — April 30, 2026
This annual shareholder report contains important information about the Polen Growth Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.polencapital.com/strategies/growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Growth Fund (Investor Class / POLRX)	$124	1.24%
Management’s Discussion of Fund Performance
  For the 12 months ended April 30, 2026, the Polen Growth Fund (the “Fund”) underperformed the Russell 1000® Growth Index and the S&P 500® Index.
  Stock selection in the Information Technology sector was the primary detractor from results (largely stemming from Software exposures) and Health Care also presented a headwind. By contrast, selection in Consumer Discretionary and Communication Services was positive.
  As for sector positioning (a residual of bottom-up stock selection), the overweights to Financials and Health Care represented meaningful headwinds to relative performance.
  The top three relative stock detractors (vs. the Russell 1000® Growth Index) were NVIDIA, ServiceNow, and CoStar Group. Positive relative contributors were Microsoft, Costco Wholesale (not owned), and Home Depot (not owned).
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Polen Growth Fund’s Investor Class vs. the S&P 500® Index and the Russell 1000® Growth Index.
Growth of $ 10,000
For the years April 30, 2016 through April 30, 2026
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor Class	-0.39%	0.69%	11.10%
S&P 500® Index*	31.05%	13.14%	15.26%
Russell 1000® Growth Index**	30.63%	13.82%	18.26%
*
The S&P 500® Index is a market capitalization weighted index that measures 500 common equities that are generally representative of the U.S. stock market. The index is maintained by S&P Dow Jones Indices. The performance of an index does not reflect any transaction costs, management fees, or taxes.

**
The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/growth-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$2,164,743,098
Total number of portfolio holdings	27
Total advisory fee paid	$39,354,982
Portfolio turnover rate as of the end of the reporting period	49%
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	35.4%
Financials	15.8%
Health Care	13.2%
Communication Services	13.1%
Consumer Discretionary	12.1%
Industrials	2.4%
Exchange-Traded Funds	6.2%
Short-Term Investment	2.2%
Liabilities in Excess of Other Assets	(0.4)%
TOTAL	100.0%
Material Fund Changes During the Period
During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Growth Fund Investor Class (POLRX)
Annual Shareholder Report — April 30, 2026
POLRX-04/26-AR
Polen Global Growth Fund
Institutional Class | PGIIX
Annual Shareholder Report — April 30, 2026
This annual shareholder report contains important information about the Polen Global Growth Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.polencapital.com/strategies/global‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Global Growth Fund (Institutional Class / PGIIX)	$103	1.03%
Management’s Discussion of Fund Performance
  For the 12 months ended April 30, 2026, the Polen Global Growth Fund (the “Fund”) underperformed the MSCI All Country World® Index (“ACWI”)® Index.
  Stock selection in the Information Technology sector was the primary detractor from results (largely stemming from Software exposures), though Financials, Health Care, and Industrials also represented notable headwinds.
  As for sector positioning (a residual of bottom-up stock selection), the overweight to Health Care and underweight to Energy represented meaningful headwinds to relative performance. This was in part offset by the positive impact of being overweight Information Technology and underweight Consumer Staples.
  The top three relative stock detractors (vs. the MSCI ACWI Index) were Paycom Software, CoStar Group, and ServiceNow. Positive relative contributors were Taiwan Semiconductor, Alphabet, and Oracle.
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen Global Growth Fund’s Institutional Class vs. the MSCI All Country World® Index (“ACWI”) (Net Dividend).
Growth of $ 100,000
For the years April 30, 2016 through April 30, 2026
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class	-0.34%	0.52%	9.84%
MSCI All Country World® Index (“ACWI”) (Net Dividend)*	31.00%	10.68%	12.25%
*
The MSCI ACWI Index is a market capitalization weighted equity index that measures the performance of large and mid-cap segments across developed and emerging market countries. The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/global-growth-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$142,170,501
Total number of portfolio holdings	31
Total advisory fee paid	$2,427,653
Portfolio turnover rate as of the end of the reporting period	55%
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	31.9%
Communication Services	19.5%
Financials	15.6%
Consumer Discretionary	9.9%
Health Care	7.9%
Industrials	6.7%
Consumer, Non-cyclical	4.5%
Exchange-Traded Funds	3.4%
Short-Term Investment	0.3%
Other Assets in Excess of Liabilities	0.3%
TOTAL	100.0%
Material Fund Changes During the Period
During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/global-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Global Growth Fund Institutional Class (PGIIX)
Annual Shareholder Report — April 30, 2026
PGIIX-04/26-AR
Polen Global Growth Fund
Investor Class | PGIRX
Annual Shareholder Report — April 30, 2026
This annual shareholder report contains important information about the Polen Global Growth Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.polencapital.com/strategies/global‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Global Growth Fund (Investor Class / PGIRX)	$128	1.28%
Management’s Discussion of Fund Performance
  For the 12 months ended April 30, 2026, the Polen Global Growth Fund (the “Fund”) underperformed the MSCI All Country World® Index (“ACWI”)® Index.
  Stock selection in the Information Technology sector was the primary detractor from results (largely stemming from Software exposures), though Financials, Health Care, and Industrials also represented notable headwinds.
  As for sector positioning (a residual of bottom-up stock selection), the overweight to Health Care and underweight to Energy represented meaningful headwinds to relative performance. This was in part offset by the positive impact of being overweight Information Technology and underweight Consumer Staples.
  The top three relative stock detractors (vs. the MSCI ACWI Index) were Paycom Software, CoStar Group, and ServiceNow. Positive relative contributors were Taiwan Semiconductor, Alphabet, and Oracle.
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Polen Global Growth Fund’s Investor Class vs. the MSCI All Country World® Index (“ACWI”) (Net Dividend).
Growth of $ 10,000
For the years April 30, 2016 through April 30, 2026
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor Class	-0.62%	0.26%	9.57%
MSCI All Country World® Index (“ACWI”) (Net Dividend)*	31.00%	10.68%	12.25%
*
The MSCI ACWI Index is a market capitalization weighted equity index that measures the performance of large and mid-cap segments across developed and emerging market countries. The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/global-growth-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$142,170,501
Total number of portfolio holdings	31
Total advisory fee paid	$2,427,653
Portfolio turnover rate as of the end of the reporting period	55%
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	31.9%
Communication Services	19.5%
Financials	15.6%
Consumer Discretionary	9.9%
Health Care	7.9%
Industrials	6.7%
Consumer, Non-cyclical	4.5%
Exchange-Traded Funds	3.4%
Short-Term Investment	0.3%
Other Assets in Excess of Liabilities	0.3%
TOTAL	100.0%
Material Fund Changes During the Period
During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/global-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Global Growth Fund Investor Class (PGIRX)
Annual Shareholder Report — April 30, 2026
PGIRX-04/26-AR
Polen International Growth Fund
Institutional Class | POIIX
Annual Shareholder Report — April 30, 2026
This annual shareholder report contains important information about the Polen International Growth Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.polencapital.com/strategies/international‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen International Growth Fund (Institutional Class / POIIX)	$104	1.10%
Management’s Discussion of Fund Performance
  For the 12 months ended April 30, 2026, the Polen International Growth Fund (the “Fund”) underperformed the MSCI All Country World® Index (“ACWI”)®ex US Index.
  Stock selection in the Information Technology sector was the primary detractor from results (largely stemming from Software exposures), though Financials, Consumer Discretionary, Health Care, and Industrials also represented notable headwinds.
  As for sector positioning (a residual of bottom-up stock selection), the overweight to Information Technology and to a lesser extent, Consumer Staples, were notable tailwinds for performance. This was modestly offset by the zero exposure to Energy and the overweights to Consumer Discretionary and Health Care.
  The top three relative stock detractors (vs. the MSCI ACWI ex US Index) were SAP, Sage Group, and Monday.com. Positive relative contributors were ASML Holding NV, Tokyo Electron, and ASM International.
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen International Growth Fund’s Institutional Class vs. the MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend).
Growth of $ 100,000
For the period December 30, 2016* through April 30, 2026
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class	-11.44%	-4.81%	3.93%*
MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend)**	32.20%	8.38%	9.53%***
*	The Polen International Growth Fund — Institutional Class commenced operations on December 30, 2016.
**
The MSCI ACWI ex USA Index is a market capitalization weighted equity index that measures the performance of large and mid-cap segments across developed and emerging market countries (excluding the U.S.). The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.

***	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/international-growth-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$28,950,544
Total number of portfolio holdings	29
Total advisory fee paid, net	$972,490
Portfolio turnover rate as of the end of the reporting period	59%
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	35.4%
Financials	14.8%
Communication Services	13.8%
Industrials	12.0%
Consumer Discretionary	7.7%
Health Care	7.5%
Consumer, Non-cyclical	3.3%
Short-Term Investment	2.4%
Other Assets in Excess of Liabilities	3.1%
TOTAL	100.0%
Material Fund Changes During the Period
During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/international-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen International Growth Fund Institutional Class (POIIX)
Annual Shareholder Report — April 30, 2026
POIIX-04/26-AR
Polen International Growth Fund
Investor Class | POIRX
Annual Shareholder Report — April 30, 2026
This annual shareholder report contains important information about the Polen International Growth Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.polencapital.com/strategies/international‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen International Growth Fund (Investor Class / POIRX)	$127	1.35%
Management’s Discussion of Fund Performance
  For the 12 months ended April 30, 2026, the Polen International Growth Fund (the “Fund”) underperformed the MSCI All Country World® Index (“ACWI”)®ex US Index.
  Stock selection in the Information Technology sector was the primary detractor from results (largely stemming from Software exposures), though Financials, Consumer Discretionary, Health Care, and Industrials also represented notable headwinds.
  As for sector positioning (a residual of bottom-up stock selection), the overweight to Information Technology and to a lesser extent, Consumer Staples, were notable tailwinds for performance. This was modestly offset by the zero exposure to Energy and the overweights to Consumer Discretionary and Health Care.
  The top three relative stock detractors (vs. the MSCI ACWI ex US Index) were SAP, Sage Group, and Monday.com. Positive relative contributors were ASML Holding NV, Tokyo Electron, and ASM International.
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Polen International Growth Fund’s Investor Class vs. the MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend).
Growth of $ 10,000
For the period March 15, 2017* through April 30, 2026
Average Annual Total Returns	1 Year	5 Years	Since inception
Investor Class	-11.64%	-5.05%	2.78%*
MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend)**	32.20%	8.38%	9.04%***
*	The Polen International Growth Fund — Investor Class commenced operations on March 15, 2017.
**
The MSCI ACWI ex USA Index is a market capitalization weighted equity index that measures the performance of large and mid-cap segments across developed and emerging market countries (excluding the U.S.). The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.

***	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/international-growth-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$28,950,544
Total number of portfolio holdings	29
Total advisory fee paid, net	$972,490
Portfolio turnover rate as of the end of the reporting period	59%
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	35.4%
Financials	14.8%
Communication Services	13.8%
Industrials	12.0%
Consumer Discretionary	7.7%
Health Care	7.5%
Consumer, Non-cyclical	3.3%
Short-Term Investment	2.4%
Other Assets in Excess of Liabilities	3.1%
TOTAL	100.0%
Material Fund Changes During the Period
During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/international-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen International Growth Fund Investor Class (POIRX)
Annual Shareholder Report — April 30, 2026
POIRX-04/26-AR
Polen 5Perspectives Small Growth Fund
Institutional Class | PBSIX
Annual Shareholder Report — April 30, 2026
This annual shareholder report contains important information about the Polen 5Perspectives Small Growth Fund (formerly, the Polen U.S. Small Company Growth Fund) (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.polencapital.com/strategies/5perspectives‑small‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen 5Perspectives Small Growth Fund (Institutional Class / PBSIX)	$140	1.10%
Management’s Discussion of Fund Performance
  For the 12 months ended April 30, 2026, the Polen 5Perspectives Small Growth Fund (the “Fund”) outperformed the Russell 2000® Growth Index.
  Stock selection in the Industrials sector was the primary contributor to relative performance, though to a lesser extent Communication Services and Consumer Staples also contributed. By contrast, selection in Financials, Health Care, Consumer Discretionary, and Materials weighed on results.
  As for sector positioning (a residual of bottom-up stock selection), the overweights to Industrials and the underweights to Information Technology, Health Care, and Financials benefitted relative results. The underweight to Energy represented a modest headwind to relative performance.
  The top three relative stock contributors (vs. the Russell 2000® Growth Index) were Bloom Energy, Powell Industries, and Argan. The bottom three relative stock detractors were Figure Technology, Stride, and EXLService Holdings.
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen 5Perspectives Small Growth Fund’s Institutional Class vs. the Russell 3000® Index and the Russell 2000® Growth Index.
Growth of $ 100,000
For the period November 1, 2017* through April 30, 2026
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class	54.12%	1.39%	9.28%*
Russell 3000® Index**	31.01%	11.91%	14.09%***
Russell 2000® Growth Index****	42.64%	4.00%	9.16%***
*	The Polen 5Perspectives Small Growth Fund — Institutional Class commenced operations on November 1, 2017.
**	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
***	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
****
The Russell 2000® Growth Index is a market capitalization weighted index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes Russell 2000® Index companies with higher price/book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group. The performance of an index does not reflect any transaction costs, management fees, or taxes.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/5perspectives-small-growth-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$61,358,067
Total number of portfolio holdings	86
Total advisory fee paid, net	$163,235
Portfolio turnover rate as of the end of the reporting period	232%
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Industrials	38.1%
Information Technology	24.0%
Health Care	15.9%
Consumer Discretionary	9.0%
Financials	4.2%
Communication Services	3.7%
Energy	3.0%
Materials	0.8%
Real Estate	0.7%
Short-Term Investment	1.1%
Liabilities in Excess of Other Assets	(0.5)%
TOTAL	100.0%
Material Fund Changes During the Period
During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/5perspectives-small-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen 5Perspectives Small Growth Fund Institutional Class (PBSIX)
Annual Shareholder Report — April 30, 2026
PBSIX-04/26-AR
Polen 5Perspectives Small Growth Fund
Investor Class | PBSRX
Annual Shareholder Report — April 30, 2026
This annual shareholder report contains important information about the Polen 5Perspectives Small Growth Fund (formerly, the Polen U.S. Small Company Growth Fund) (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.polencapital.com/strategies/5perspectives‑small‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen 5Perspectives Small Growth Fund (Investor Class / PBSRX)	$171	1.35%
Management’s Discussion of Fund Performance
  For the 12 months ended April 30, 2026, the Polen 5Perspectives Small Growth Fund (the “Fund”) outperformed the Russell 2000® Growth Index.
  Stock selection in the Industrials sector was the primary contributor to relative performance, though to a lesser extent Communication Services and Consumer Staples also contributed. By contrast, selection in Financials, Health Care, Consumer Discretionary, and Materials weighed on results.
  As for sector positioning (a residual of bottom-up stock selection), the overweights to Industrials and the underweights to Information Technology, Health Care, and Financials benefitted relative results. The underweight to Energy represented a modest headwind to relative performance.
  The top three relative stock contributors (vs. the Russell 2000® Growth Index) were Bloom Energy, Powell Industries, and Argan. The bottom three relative stock detractors were Figure Technology, Stride, and EXLService Holdings.
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Polen 5Perspectives Small Growth Fund’s Investor Class vs. the Russell 3000® Index and the Russell 2000® Growth Index.
Growth of $ 10,000
For the period February 8, 2019* through April 30, 2026
Average Annual Total Returns	1 Year	5 Years	Since inception
Investor Class	53.84%	1.14%	8.54%*
Russell 3000® Index**	31.01%	11.91%	15.63%***
Russell 2000® Growth Index****	42.64%	4.00%	10.19%***
*	The Polen 5Perspectives Small Growth Fund — Investor Class commenced operations on February 8, 2019.
**	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
***	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
****
The Russell 2000® Growth Index is a market capitalization weighted index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes Russell 2000® Index companies with higher price/book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group. The performance of an index does not reflect any transaction costs, management fees, or taxes.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/5perspectives-small-growth-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$61,358,067
Total number of portfolio holdings	86
Total advisory fee paid, net	$163,235
Portfolio turnover rate as of the end of the reporting period	232%
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Industrials	38.1%
Information Technology	24.0%
Health Care	15.9%
Consumer Discretionary	9.0%
Financials	4.2%
Communication Services	3.7%
Energy	3.0%
Materials	0.8%
Real Estate	0.7%
Short-Term Investment	1.1%
Liabilities in Excess of Other Assets	(0.5)%
TOTAL	100.0%
Material Fund Changes During the Period
During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/5perspectives-small-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen 5Perspectives Small Growth Fund Investor Class (PBSRX)
Annual Shareholder Report — April 30, 2026
PBSRX-04/26-AR
Polen 5Perspectives Small Growth Fund
Class Y | PBSYX
Annual Shareholder Report — April 30, 2026
This annual shareholder report contains important information about the Polen 5Perspectives Small Growth Fund (formerly, the Polen U.S. Small Company Growth Fund) (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.polencapital.com/strategies/5perspectives‑small‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen 5Perspectives Small Growth Fund (Class Y / PBSYX)	$127	1.00%
Management’s Discussion of Fund Performance
  For the 12 months ended April 30, 2026, the Polen 5Perspectives Small Growth Fund (the “Fund”) outperformed the Russell 2000® Growth Index.
  Stock selection in the Industrials sector was the primary contributor to relative performance, though to a lesser extent Communication Services and Consumer Staples also contributed. By contrast, selection in Financials, Health Care, Consumer Discretionary, and Materials weighed on results.
  As for sector positioning (a residual of bottom-up stock selection), the overweights to Industrials and the underweights to Information Technology, Health Care, and Financials benefitted relative results. The underweight to Energy represented a modest headwind to relative performance.
  The top three relative stock contributors (vs. the Russell 2000® Growth Index) were Bloom Energy, Powell Industries, and Argan. The bottom three relative stock detractors were Figure Technology, Stride, and EXLService Holdings.
Fund Performance
The following is a comparison of the change in value of a $1,000,000 investment in Polen 5Perspectives Small Growth Fund’s Class Y vs. the Russell 3000® Index and the Russell 2000® Growth Index.
Growth of $ 1,000,000
For the period June 1, 2021* through April 30, 2026
Average Annual Total Returns	1 Year	Since inception
Class Y	54.29%	1.99%*
Russell 3000® Index**	31.01%	12.02%***
Russell 2000® Growth Index****	42.64%	4.62%***
*	The Polen 5Perspectives Small Growth Fund — Class Y commenced operations on June 1, 2021.
**	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
***	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
****
The Russell 2000® Growth Index is a market capitalization weighted index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes Russell 2000® Index companies with higher price/book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group. The performance of an index does not reflect any transaction costs, management fees, or taxes.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/5perspectives-small-growth-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$61,358,067
Total number of portfolio holdings	86
Total advisory fee paid, net	$163,235
Portfolio turnover rate as of the end of the reporting period	232%
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Industrials	38.1%
Information Technology	24.0%
Health Care	15.9%
Consumer Discretionary	9.0%
Financials	4.2%
Communication Services	3.7%
Energy	3.0%
Materials	0.8%
Real Estate	0.7%
Short-Term Investment	1.1%
Liabilities in Excess of Other Assets	(0.5)%
TOTAL	100.0%
Material Fund Changes During the Period
During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/5perspectives-small-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen 5Perspectives Small Growth Fund Class Y (PBSYX)
Annual Shareholder Report — April 30, 2026
PBSYX-04/26-AR
Polen Emerging Markets Growth Fund
Institutional Class | PGEIX
Annual Shareholder Report — April 30, 2026
This annual shareholder report contains important information about the Polen Emerging Markets Growth Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.polencapital.com/strategies/emerging‑markets‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Emerging Markets Growth Fund (Institutional Class / PGEIX)	$150	1.25%
Management’s Discussion of Fund Performance
  For the 12 months ending April 30, 2026, the Polen Emerging Markets Growth Fund (the “Fund”) underperformed the MSCI Emerging Markets Index Net Dividends.
  Negative relative performance was driven by the Fund’s underweight and stock selection in Information Technology, which more than offset positive stock selection in Financials.
  The reporting period reflected a rebound in Chinese equities, followed by challenges in the latter part of 2025 stemming from the Fund’s underweight exposure to AI-related companies. Performance strengthened notably at the start of 2026, supported by the closing of this underweight position alongside positive stock selection.
  The top relative stock detractors were SK Hynix, Wizz Air, and TOTVS, while the top relative contributors were Accton Technology, SK Square, and Sanil Electric.
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen Emerging Markets Growth Fund’s Institutional Class vs. the MSCI Emerging Markets® Index (Net Dividend).
Growth of $100,000
For the period October 16, 2020* through April 30, 2026
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class	40.37%	2.52%	3.67%*
MSCI Emerging Markets® Index (Net Dividend)**	46.68%	6.05%	9.10%***
*	The Polen Emerging Markets Growth Fund — Institutional Class commenced operations on October 16, 2020.
**
The MSCI Emerging Markets Index is a market capitalization weighted equity index that measures the performance of the large and mid-cap segments across emerging market countries. The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.

***	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/emerging-markets-growth-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$4,867,650
Total number of portfolio holdings	37
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	76%
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	44.9%
Industrials	17.8%
Financials	10.7%
Consumer Discretionary	9.2%
Communication Services	6.9%
Consumer Staples	3.2%
Health Care	3.2%
Materials	2.2%
Energy	1.3%
Short-Term Investment	4.5%
Liabilities in Excess of Other Assets	(3.9)%
TOTAL	100.0%
Material Fund Changes During the Period
On June 16, 2026, the Fund’s Board of Trustee approved a plan to liquidate and terminate the Fund, which is expected to occur on or about July 31, 2026.

Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/emerging-markets-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Emerging Markets Growth Fund Institutional Class (PGEIX)
Annual Shareholder Report — April 30, 2026
PGEIX-04/26-AR
Polen Opportunistic High Yield Fund
Institutional Class | DDJCX
Annual Shareholder Report — April 30, 2026
This annual shareholder report contains important information about the Polen Opportunistic High Yield Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Opportunistic High Yield Fund (Institutional Class / DDJCX)	$91	0.89%
Management’s Discussion of Fund Performance
Summary of Results
Over the trailing twelve-month period ending April 30, 2026, the Polen Opportunistic High Yield Fund’s Institutional share Class (DDJCX) returned 5.52% net of fees versus 7.66% for the ICE BofA U.S. High Yield Index (the “Index”).
Top Contributors to Performance
  Relative performance benefited from the fund’s income advantage and shorter duration amid rising U.S. Treasury yields.
  The Fund’s holdings in the Telecommunications, Retail and Capital Goods sectors.
  The three largest absolute contributors were Dexko Global, Infinite Electronics and Asurion.
  The three largest relative contributors were Dexko Global, Skechers and Infinite Electronics.
Top Detractors to Performance
  The Fund’s overweight to CCC-rated credits and corresponding underweight to BB-rated credits.
  Holdings across the CCC-rated spectrum were the largest detractors.
  The Fund’s underweight in the Energy sector and overweight to the Capital Goods and Technology & Electronics sectors.
  The Fund’s holdings in the Basic Industry, Healthcare, Automotive and Media sectors lagged.
  The three largest absolute detractors were Oldcastle BuildingEnvelope, RealTruck Group and Eyecare Partners.
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Polen Opportunistic High Yield Fund’s Institutional Class vs. the Bloomberg U.S. Universal Index and the ICE BofA U.S. High Yield Index.
Growth of $ 100,000
For the years September 30, 2016 through April 30, 2026
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class	5.52%	3.24%	4.82%
Bloomberg U.S. Universal Index*	4.59%	0.54%	2.07%
ICE BofA U.S. High Yield Index*	7.66%	7.80%	7.28%
*
The ICE BofA U.S. High Yield Index is maintained by ICE Data Indices, LLC and comprised of U.S. dollar denominated, below investment grade corporate debt publicly issued in the U.S. domestic market. The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$297,721,322
Total number of portfolio holdings	135
Total advisory fee paid, net	$2,053,616
Portfolio turnover rate as of the end of the reporting period	74%
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	21.6%
Consumer, Cyclical	14.5%
Industrials	12.0%
Communication Services	11.7%
Materials	11.2%
Information Technology	10.4%
Financials	7.0%
Energy	4.8%
Consumer Discretionary	2.6%
Asset Backed Securities	0.9%
Health Care	0.1%
Other Assets in Excess of Liabilities	3.2%
TOTAL	100.0%
Material Fund Changes During the Period
During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Opportunistic High Yield Fund Institutional Class (DDJCX)
Annual Shareholder Report — April 30, 2026
DDJCX-04/26-AR
Polen Opportunistic High Yield Fund
Investor Class | DDJRX
Annual Shareholder Report — April 30, 2026
This annual shareholder report contains important information about the Polen Opportunistic High Yield Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Opportunistic High Yield Fund (Investor Class / DDJRX)	$117	1.14%
Management’s Discussion of Fund Performance
Summary of Results
Over the trailing twelve-month period ending April 30, 2026, the Polen Opportunistic High Yield Fund’s Investor share class (DDJRX) returned 5.16% net of fees versus 7.66% for the ICE BofA U.S. High Yield Index (the “Index”).
Top Contributors to Performance
  Relative performance benefited from the fund’s income advantage and shorter duration amid rising U.S. Treasury yields.
  The Fund’s holdings in the Telecommunications, Retail and Capital Goods sectors.
  The three largest absolute contributors were Dexko Global, Infinite Electronics and Asurion.
  The three largest relative contributors were Dexko Global, Skechers and Infinite Electronics.
Top Detractors to Performance
  The Fund’s overweight to CCC-rated credits and corresponding underweight to BB-rated credits.
  Holdings across the CCC-rated spectrum were the largest detractors.
  The Fund’s underweight in the Energy sector and overweight to the Capital Goods and Technology & Electronics sectors.
  The Fund’s holdings in the Basic Industry, Healthcare, Automotive and Media sectors lagged.
  The three largest absolute detractors were Oldcastle BuildingEnvelope, RealTruck Group and Eyecare Partners.
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Polen Opportunistic High Yield Fund’s Investor Class vs. the Bloomberg U.S. Universal Index and the ICE BofA U.S. High Yield Index.
Growth of $ 10,000
For the years September 30, 2016 through April 30, 2026
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor Class	5.16%	2.93%	4.49%
Bloomberg U.S. Universal Index*	4.59%	0.54%	2.07%
ICE BofA U.S. High Yield Index*	7.66%	7.80%	7.28%
*
The ICE BofA U.S. High Yield Index is maintained by ICE Data Indices, LLC and comprised of U.S. dollar denominated, below investment grade corporate debt publicly issued in the U.S. domestic market. The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$297,721,322
Total number of portfolio holdings	135
Total advisory fee paid, net	$2,053,616
Portfolio turnover rate as of the end of the reporting period	74%
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	21.6%
Consumer, Cyclical	14.5%
Industrials	12.0%
Communication Services	11.7%
Materials	11.2%
Information Technology	10.4%
Financials	7.0%
Energy	4.8%
Consumer Discretionary	2.6%
Asset Backed Securities	0.9%
Health Care	0.1%
Other Assets in Excess of Liabilities	3.2%
TOTAL	100.0%
Material Fund Changes During the Period
During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Opportunistic High Yield Fund Investor Class (DDJRX)
Annual Shareholder Report — April 30, 2026
DDJRX-04/26-AR
Polen Opportunistic High Yield Fund
Class Y | DDJIX
Annual Shareholder Report — April 30, 2026
This annual shareholder report contains important information about the Polen Opportunistic High Yield Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Opportunistic High Yield Fund (Class Y / DDJIX)	$81	0.79%
Management’s Discussion of Fund Performance
Summary of Results
Over the trailing twelve-month period ending April 30, 2026, the Polen Opportunistic High Yield Fund’s Class Y share class (DDJIX) returned 5.52% net of fees versus 7.66% for the ICE BofA U.S. High Yield Index (the “Index”).
Top Contributors to Performance
  Relative performance benefited from the fund’s income advantage and shorter duration amid rising U.S. Treasury yields.
  The Fund’s holdings in the Telecommunications, Retail and Capital Goods sectors.
  The three largest absolute contributors were Dexko Global, Infinite Electronics and Asurion.
  The three largest relative contributors were Dexko Global, Skechers and Infinite Electronics.
Top Detractors to Performance
  The Fund’s overweight to CCC-rated credits and corresponding underweight to BB-rated credits.
  Holdings across the CCC-rated spectrum were the largest detractors.
  The Fund’s underweight in the Energy sector and overweight to the Capital Goods and Technology & Electronics sectors.
  The Fund’s holdings in the Basic Industry, Healthcare, Automotive and Media sectors lagged.
  The three largest absolute detractors were Oldcastle BuildingEnvelope, RealTruck Group and Eyecare Partners.
Fund Performance
The following is a comparison of the change in value of a $1,000,000 investment in Polen Opportunistic High Yield Fund’s Class Y vs. the Bloomberg U.S. Universal Index and the ICE BofA U.S. High Yield Index.
Growth of $ 1,000,000
For the years September 30, 2016 through April 30, 2026
Average Annual Total Returns	1 Year	5 Years	10 Years
Class Y	5.52%	3.29%	4.84%
Bloomberg U.S. Universal Index*	4.59%	0.54%	2.07%
ICE BofA U.S. High Yield Index*	7.66%	7.80%	7.28%
*
The ICE BofA U.S. High Yield Index is maintained by ICE Data Indices, LLC and comprised of U.S. dollar denominated, below investment grade corporate debt publicly issued in the U.S. domestic market. The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$297,721,322
Total number of portfolio holdings	135
Total advisory fee paid, net	$2,053,616
Portfolio turnover rate as of the end of the reporting period	74%
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	21.6%
Consumer, Cyclical	14.5%
Industrials	12.0%
Communication Services	11.7%
Materials	11.2%
Information Technology	10.4%
Financials	7.0%
Energy	4.8%
Consumer Discretionary	2.6%
Asset Backed Securities	0.9%
Health Care	0.1%
Other Assets in Excess of Liabilities	3.2%
TOTAL	100.0%
Material Fund Changes During the Period
During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Opportunistic High Yield Fund Class Y (DDJIX)
Annual Shareholder Report — April 30, 2026
DDJIX-04/26-AR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Audit Committee of the Board of Trustees currently is comprised of Robert J. Christian, Iqbal Mansur, Nicholas M. Marsini, Jr., Nancy B. Wolcott and Stephen M. Wynne, each of whom is considered “independent” within the meaning set forth under Item 3 of Form N-CSR. The Board of Trustees has determined that Mr. Wynne is an “audit committee financial expert” as such term is defined by Item 3 of Form N-CSR.

The Registrant’s Board of Trustees has determined that Mr. Wynne acquired the attributes necessary to be considered an audit committee financial expert through his experience as a chief executive officer (and other senior-level accounting and/or financial positions) of several large financial institutions and because he has co-authored a text book on mutual fund accounting.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountants for the audit of the registrant’s annual financial statements or services that are normally provided by the accountants in connection with statutory and regulatory filings or engagements for those fiscal years were:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers, LLP	$320,503	$559,045
Cohen & Company, Ltd.	$87,000	$20,000

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountants that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers, LLP	$0	$0
Cohen & Company, Ltd.	$0	$0

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountants for tax compliance, tax advice, and tax planning were:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers, LLP	$13,997	$8,880
Cohen & Company, Ltd.	$0	$0

These fees were for India tax compliance services.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountants other than the services reported in paragraphs (a) through (c) of this Item were:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers, LLP	$0	$0
Cohen & Company, Ltd.	$0	$0

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s Audit Committee Charter requires the Audit Committee to (i) (a) approve prior to appointment the engagement of independent registered public accounting firm to annually audit and provide their opinion on the Registrant’s financial statements, (b) recommend to the Independent Trustees the selection, retention or termination of the Registrant’s independent registered public accounting firm and, (c) in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the independent registered public accounting firm; and (ii) to approve prior to appointment the engagement of the independent registered public accounting firm to provide other audit services to the Registrant, or to provide non-audit services to the Registrant, its series, an investment adviser to its series or any entity controlling, controlled by, or under common control with an investment adviser to its series (“adviser-affiliate”) that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Audit Committee will not approve non-audit services that the Audit Committee believes may impair the independence of the Registrant’s independent registered public accountant. The Audit Committee may delegate, to the extent permitted by law, pre-approved responsibilities to one or more members of the Audit Committee who shall report to the full Audit Committee.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

	Fiscal Year 2026	Fiscal Year 2025
	(b)	(b)
PricewaterhouseCoopers, LLP	N/A	N/A
Cohen & Company, Ltd.	N/A	N/A

	Fiscal Year 2026	Fiscal Year 2025
	(c)	(c)
PricewaterhouseCoopers, LLP	100%	100%
Cohen & Company, Ltd.	N/A	N/A

	Fiscal Year 2026	Fiscal Year 2025
	(d)	(d)
PricewaterhouseCoopers, LLP	N/A	N/A
Cohen & Company, Ltd.	N/A	N/A

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountants for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers, LLP	$162,223	$148,742
Cohen & Company, Ltd.	$0	$0

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Polen Growth Fund
Polen Global Growth Fund
Polen International Growth Fund
Polen 5Perspectives Small Growth Fund (formerly, Polen U.S. Small Company Growth Fund)
Polen Emerging Markets Growth Fund
Polen Opportunistic High Yield Fund
of
FundVantage Trust
Institutional Class
Investor Class
Class Y
Annual Financials and Additional Information
April 30, 2026
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

POLEN GROWTH FUND
Portfolio of Investments
April 30, 2026
	Number of Shares	Value
COMMON STOCKS† — 92.0%
Credit Services — 9.4%
Mastercard, Inc., Class A	202,138	$ 101,659,243
Visa, Inc., Class A	311,810	102,847,410
		204,506,653
Diagnostics & Research — 2.4%
IDEXX Laboratories, Inc.*	94,707	53,111,686
Drug Manufacturers - General — 5.5%
Eli Lilly & Co.	127,464	119,127,854
Drug Manufacturers - Specialty & Generic — 3.1%
Zoetis, Inc.	580,886	66,784,463
Financial Data & Stock Exchanges — 3.7%
MSCI, Inc.	135,473	80,120,087
Information Technology Services — 1.4%
Accenture PLC, Class A	164,750	29,442,473
Insurance Brokers — 2.6%
Aon PLC, Class A	180,857	56,364,084
Internet Content & Information — 8.5%
Alphabet, Inc., Class C	374,091	142,880,317
Meta Platforms, Inc., Class A	67,398	41,241,510
		184,121,827
Internet Retail — 6.3%
Amazon.com, Inc.*	513,585	136,130,840
Medical Instruments & Supplies — 2.2%
Intuitive Surgical, Inc.*	102,621	46,960,396
Personal Services — 0.9%
Rollins, Inc.	371,875	20,724,594
Restaurants — 3.6%
Starbucks Corp.	731,896	77,090,606
Semiconductor Equipment & Materials — 2.2%
Lam Research Corp.	182,551	47,072,601
Semiconductors — 12.5%
Broadcom, Inc.	391,857	163,572,867
NVIDIA Corp.	531,942	106,159,665
		269,732,532
Software Application — 10.1%
ServiceNow, Inc.*	1,005,773	88,819,814
Shopify, Inc., Class A*	824,111	99,824,565
Uber Technologies, Inc.*	413,871	30,878,915
		219,523,294
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Infrastructure — 15.3%
Microsoft Corp.	381,554	$ 155,590,090
Oracle Corp.	754,926	121,837,507
Synopsys, Inc.*	110,072	53,120,747
		330,548,344
Travel Services — 2.3%
Airbnb, Inc., Class A*	353,924	49,676,773
TOTAL COMMON STOCKS (Cost $1,257,398,439)		1,991,039,107
EXCHANGE-TRADED FUNDS — 6.2%
Vanguard Russell 1000 Growth ETF	540,000	66,290,400
Vanguard Growth ETF	830,000	69,031,100
TOTAL EXCHANGE-TRADED FUNDS (Cost $134,563,132)		135,321,500
SHORT-TERM INVESTMENT — 2.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(a)	46,164,371	46,164,371

TOTAL SHORT-TERM INVESTMENT (Cost $46,164,371)		46,164,371

TOTAL INVESTMENTS - 100.4% (Cost $1,438,125,942)		2,172,524,978
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(7,781,880)
NET ASSETS - 100.0%		$2,164,743,098

(a)	Rate disclosed is the 7-day yield at April 30, 2026.
†	The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System (“MGECS”).
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

POLEN GLOBAL GROWTH FUND
Portfolio of Investments
April 30, 2026
	Number of Shares	Value
COMMON STOCKS† — 96.0%
Canada — 4.2%
Shopify, Inc., Class A*	49,197	$ 5,959,233
China — 3.8%
Tencent Holdings Ltd.	88,753	5,390,171
France — 3.5%
Hermes International SCA	1,005	1,922,667
L'Oreal SA	7,031	3,028,176
		4,950,843
Germany — 3.6%
Siemens Energy AG	23,738	5,030,603
Japan — 1.7%
Tokyo Electron Ltd.	8,373	2,467,379
Netherlands — 4.4%
Adyen NV(a)*	3,015	3,402,295
ASML Holding NV	1,994	2,882,419
		6,284,714
Sweden — 2.3%
Spotify Technology SA*	7,373	3,292,413
Taiwan — 4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	100,475	6,975,162
United Kingdom — 4.3%
Aon PLC, Class A	19,612	6,112,080
United States — 60.8%
Alphabet, Inc., Class C	27,258	10,410,920
Amazon.com, Inc.*	24,598	6,519,945
Broadcom, Inc.	21,274	8,880,406
Eli Lilly & Co.	5,983	5,591,712
General Electric Co.	6,704	1,943,691
IDEXX Laboratories, Inc.*	3,677	2,062,062
Mastercard, Inc., Class A	12,299	6,185,413
Meta Platforms, Inc., Class A	4,355	2,664,868
Microsoft Corp.	17,285	7,048,477
MSCI, Inc.	5,359	3,169,366
NVIDIA Corp.	53,851	10,747,044
Oracle Corp.	17,405	2,808,993
ServiceNow, Inc.*	40,551	3,581,059
Starbucks Corp.	18,435	1,941,759
Uber Technologies, Inc.*	33,505	2,499,808
Visa, Inc., Class A	20,277	6,688,166
Zoetis, Inc.	31,519	3,623,739
		86,367,428
	Number of Shares	Value
COMMON STOCKS — (Continued)
Uruguay — 2.5%
MercadoLibre, Inc.*	2,009	$ 3,601,394
TOTAL COMMON STOCKS (Cost $99,840,785)		136,431,420
EXCHANGE-TRADED FUNDS — 3.4%
United States — 3.4%
Vanguard Total World Stock ETF	32,300	4,883,760
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,869,186)		4,883,760

SHORT-TERM INVESTMENT — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(b)	498,581	498,581
TOTAL SHORT-TERM INVESTMENT (Cost $498,581)		498,581

TOTAL INVESTMENTS - 99.7% (Cost $105,208,552)		141,813,761
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		356,740
NET ASSETS - 100.0%		$142,170,501

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2026, these securities amounted to $3,402,295 or 2.39% of net assets.These securities have been determined by the Fund’s Adviser to be liquid securities.
(b)	Rate disclosed is the 7-day yield at April 30, 2026.
†	The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

POLEN INTERNATIONAL GROWTH FUND
Portfolio of Investments
April 30, 2026
	Number of Shares	Value
COMMON STOCKS† — 94.5%
Brazil — 3.9%
NU Holdings Ltd., Class A*	79,036	$ 1,144,441
Canada — 4.3%
Shopify, Inc., Class A*	10,277	1,244,853
China — 3.3%
Tencent Holdings Ltd.	15,866	963,578
France — 5.6%
Schneider Electric SE	5,077	1,615,546
Germany — 7.0%
Rheinmetall AG	249	397,108
SAP SE	7,555	1,268,433
Siemens Energy AG	1,712	362,810
		2,028,351
Hong Kong — 3.6%
AIA Group Ltd.	94,415	1,036,561
India — 1.8%
ICICI Bank Ltd.	38,046	510,514
Japan — 13.3%
Disco Corp.	1,991	947,283
Keyence Corp.	1,235	566,453
Mitsubishi Heavy Industries Ltd.	20,843	622,078
Tokyo Electron Ltd.	5,848	1,723,305
		3,859,119
Netherlands — 14.8%
Adyen NV(a)*	833	940,004
ASM International NV	1,193	1,167,084
ASML Holding NV	1,499	2,166,874
		4,273,962
Singapore — 1.2%
Sea Ltd., ADR*	4,106	348,517
South Korea — 2.2%
Samsung Electronics Co. Ltd.	4,231	637,137
Sweden — 6.6%
Saab AB, Class B	7,777	472,089
Spotify Technology SA*	3,241	1,447,268
		1,919,357
Switzerland — 5.7%
Lonza Group AG	2,049	1,259,769
On Holding AG, Class A*	10,617	378,072
		1,637,841
Taiwan — 2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,988	787,367
	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — 12.1%
Aon PLC, Class A	3,181	$ 991,358
AstraZeneca PLC	4,802	911,048
Sage Group PLC (The)	81,727	974,729
Willis Towers Watson PLC	2,395	613,599
		3,490,734
Uruguay — 6.4%
MercadoLibre, Inc.*	1,040	1,864,335
TOTAL COMMON STOCKS (Cost $21,989,626)		27,362,213

SHORT-TERM INVESTMENT — 2.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(b)	698,053	698,053
TOTAL SHORT-TERM INVESTMENT (Cost $698,053)		698,053

TOTAL INVESTMENTS - 96.9% (Cost $22,687,679)		28,060,266
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.1%		890,278
NET ASSETS - 100.0%		$28,950,544

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2026, these securities amounted to $940,004 or 3.25% of net assets. These securities have been determined by the Fund's Adviser to be liquid securities, unless otherwise noted.
(b)	Rate disclosed is the 7-day yield at April 30, 2026.
†	The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

POLEN 5PERSPECTIVES SMALL GROWTH FUND (formerly, Polen U.S. Small Company Growth Fund)
Portfolio of Investments
April 30, 2026
	Number of Shares	Value
COMMON STOCKS† — 99.4%
Aerospace & Defense — 9.0%
AAR Corp.*	5,691	$ 628,116
BWX Technologies, Inc.	6,927	1,498,933
Karman Holdings, Inc.*	7,270	494,215
Kratos Defense & Security Solutions, Inc.*	2,163	136,377
Planet Labs PBC*	35,069	1,296,501
VSE Corp.	8,469	1,453,958
		5,508,100
Airports & Air Services — 1.9%
Corp. America Airports SA*	29,619	738,994
Joby Aviation, Inc.*	49,424	454,207
		1,193,201
Apparel Manufacturing — 1.3%
Figs, Inc., Class A*	33,764	505,109
Kontoor Brands, Inc.	3,675	269,598
		774,707
Asset Management — 2.1%
Victory Capital Holdings, Inc., Class A	8,469	664,901
WisdomTree, Inc.	36,027	612,459
		1,277,360
Auto & Truck Dealerships — 0.5%
OPENLANE, Inc.*	9,276	291,637
Auto Parts — 3.0%
Modine Manufacturing Co.*	7,349	1,871,276
Banks - Regional — 0.7%
Axos Financial, Inc.*	4,705	453,750
Biotechnology — 8.7%
Adaptive Biotechnologies Corp.*	20,823	293,604
Arrowhead Pharmaceuticals, Inc.*	3,897	286,352
Axsome Therapeutics, Inc.*	628	130,467
Bridgebio Pharma, Inc.*	8,201	583,173
Celcuity, Inc.*	3,854	467,683
Denali Therapeutics, Inc.*	9,639	180,442
Dianthus Therapeutics, Inc.*	1,210	106,238
Mirum Pharmaceuticals, Inc.*	5,722	556,808
Nuvalent, Inc., Class A*	3,316	332,528
Praxis Precision Medicines, Inc.*	1,793	571,662
Protagonist Therapeutics, Inc.*	6,811	674,085
Scholar Rock Holding Corp.*	11,785	549,299
Taysha Gene Therapies, Inc.*	98,446	629,070
		5,361,411
	Number of Shares	Value
COMMON STOCKS — (Continued)
Building Products & Equipment — 0.2%
Arlo Technologies, Inc.*	9,321	$ 130,960
Capital Markets — 3.5%
Figure Technology Solutions, Inc., Class A*	23,890	838,539
Terawulf, Inc.*	58,959	1,281,179
		2,119,718
Communication Equipment — 1.5%
Applied Optoelectronics, Inc.*	5,450	895,762
Computer Hardware — 0.4%
IonQ, Inc.*	4,849	218,787
Copper — 0.8%
ERO Copper Corp.*	18,743	484,507
Diagnostics & Research — 3.0%
GeneDx Holdings Corp.*	11,870	746,504
Guardant Health, Inc.*	7,259	632,114
Twist Bioscience Corp.*	7,618	445,272
		1,823,890
Drug Manufacturers - Specialty & Generic — 0.7%
ANI Pharmaceuticals, Inc.*	1,793	142,454
Hims & Hers Health, Inc.*	1,938	52,656
Phibro Animal Health Corp., Class A	4,840	257,391
		452,501
Education & Training Services — 0.5%
Stride, Inc.*	2,958	287,399
Electrical Equipment & Parts — 9.9%
Amprius Technologies, Inc.*	54,267	1,142,863
Bloom Energy Corp., Class A*	12,038	3,411,088
Powell Industries, Inc.	5,602	1,553,266
		6,107,217
Electronic Components — 6.6%
Bel Fuse, Inc., Class B	6,408	1,767,583
Fabrinet*	493	336,951
Knowles Corp.*	9,960	310,652
Littelfuse, Inc.	1,166	471,262
Vicor Corp.*	4,302	1,158,400
		4,044,848
Engineering & Construction — 6.9%
Argan, Inc.	1,927	1,291,052
Construction Partners, Inc., Class A*	7,090	876,749
Fluor Corp.*	5,868	313,058
IES Holdings, Inc.*	2,151	1,385,416
Sterling Infrastructure, Inc.*	719	370,731
		4,237,006

The accompanying notes are an integral part of the financial statements.

POLEN 5PERSPECTIVES SMALL GROWTH FUND (formerly, Polen U.S. Small Company Growth Fund)
Portfolio of Investments (Concluded)
April 30, 2026
	Number of Shares	Value
COMMON STOCKS — (Continued)
Entertainment — 2.3%
Sphere Entertainment Co.*	9,948	$ 1,417,093
Farm & Heavy Construction Machinery — 0.2%
Astec Industries, Inc.	2,342	152,277
Information Technology Services — 1.4%
Applied Digital Corp.*	24,458	837,686
Leisure — 1.2%
Callaway Golf Co.*	28,221	431,781
Life Time Group Holdings, Inc.*	11,337	303,945
		735,726
Luxury Goods — 1.0%
RealReal, Inc. (The)*	51,691	614,606
Medical Care Facilities — 2.7%
Brookdale Senior Living, Inc.*	114,353	1,642,109
Medical Devices — 0.8%
Establishment Labs Holdings, Inc.*	6,767	464,419
Metal Fabrication — 3.3%
Carpenter Technology Corp.	3,155	1,350,971
Proto Labs, Inc.*	10,486	679,598
		2,030,569
Oil & Gas Equipment & Services — 2.8%
Bristow Group, Inc.	2,196	107,889
Solaris Energy Infrastructure, Inc.	21,533	1,589,997
		1,697,886
Pollution & Treatment Controls — 2.9%
CECO Environmental Corp.*	24,322	1,803,233
REIT - Specialty — 0.7%
Outfront Media, Inc., REIT	14,113	435,386
Residential Construction — 0.4%
Green Brick Partners, Inc.*	3,675	247,842
Restaurants — 1.6%
Cheesecake Factory, Inc. (The)	6,950	436,946
Shake Shack, Inc., Class A*	5,228	535,661
		972,607
Semiconductor Equipment & Materials — 2.5%
Aehr Test Systems*	6,696	606,390
AXT, Inc.*	3,325	263,406
Veeco Instruments, Inc.*	13,069	651,490
		1,521,286
Semiconductors — 3.7%
nLight, Inc.*	11,926	833,031
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors — (Continued)
Semtech Corp.*	4,324	$ 454,236
SiTime Corp.*	1,793	1,007,935
		2,295,202
Software Application — 4.5%
Clear Secure, Inc., Class A	24,825	1,325,407
Fastly, Inc., Class A*	47,455	1,198,476
JFrog Ltd.*	5,645	262,154
		2,786,037
Software Infrastructure — 3.1%
DigitalOcean Holdings, Inc.*	19,712	1,900,828
Specialty Business Services — 1.2%
AZZ, Inc.	5,206	744,666
Specialty Industrial Machinery — 0.3%
Thermon Group Holdings, Inc.*	2,644	159,936
Telecom Services — 1.4%
Millicom International Cellular SA	10,098	857,118
Uranium — 0.2%
Centrus Energy Corp., Class A*	675	142,398
TOTAL COMMON STOCKS (Cost $43,697,339)		60,992,947
SHORT-TERM INVESTMENT — 1.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(a)	661,771	661,771

TOTAL SHORT-TERM INVESTMENT (Cost $661,771)		661,771

TOTAL INVESTMENTS - 100.5% (Cost $44,359,110)		61,654,718
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(296,651)
NET ASSETS - 100.0%		$61,358,067

(a)	Rate disclosed is the 7-day yield at April 30, 2026.
†	The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System (“MGECS”).
*	Non-income producing.
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

POLEN EMERGING MARKETS GROWTH FUND
Portfolio of Investments
April 30, 2026
	Number of Shares	Value
COMMON STOCKS† — 98.6%
Brazil — 6.5%
NU Holdings Ltd., Class A*	8,120	$ 117,578
Raia Drogasil SA	35,400	156,275
WEG SA	4,573	41,650
		315,503
Chile — 0.8%
Antofagasta PLC	783	37,974
China — 13.2%
ANTA Sports Products Ltd.	2,669	27,961
BYD Co. Ltd., Class H	2,354	31,313
Contemporary Amperex Technology Co. Ltd., Class A	3,442	220,946
NetEase, Inc.	1,558	36,471
Shenzhen Inovance Technology Co. Ltd., Class A	6,522	65,741
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	123	3,044
Tencent Holdings Ltd.	2,957	179,585
Tencent Music Entertainment Group, ADR	8,286	75,983
		641,044
Hong Kong — 5.7%
AIA Group Ltd.	7,760	85,195
Alibaba Group Holding Ltd.	4,396	72,451
Hong Kong Exchanges & Clearing Ltd.	2,299	122,451
		280,097
India — 4.5%
Cholamandalam Investment and Finance Co. Ltd.	4,352	72,144
Indian Hotels Co. Ltd. (The)	15,578	104,898
Saregama India Ltd.	11,759	42,600
		219,642
Kazakhstan — 0.5%
NAC Kazatomprom JSC, GDR	285	25,200
South Africa — 1.4%
Gold Fields Ltd.	784	33,212
Valterra Platinum Ltd.	445	35,842
		69,054
South Korea — 28.3%
HPSP Co. Ltd.	1,606	58,160
Hugel, Inc.*	879	151,080
Park Systems Corp.	707	139,181
Samsung Electronics Co. Ltd.	3,249	489,259
	Number of Shares	Value
COMMON STOCKS — (Continued)
South Korea — (Continued)
Sanil Electric Co. Ltd.	1,317	$ 240,414
SK Square Co. Ltd.*	511	297,403
		1,375,497
Taiwan — 30.8%
Accton Technology Corp.	6,201	454,140
Advantech Co. Ltd.	4,275	48,886
Asia Vital Components Co. Ltd.	2,122	194,276
MediaTek, Inc.	942	78,640
Taiwan Semiconductor Manufacturing Co. Ltd.	10,429	724,001
		1,499,943
Uruguay — 4.8%
Dlocal Ltd.	8,879	123,240
MercadoLibre, Inc.*	63	112,936
		236,176
Vietnam — 2.1%
Mobile World Investment Corp.	31,397	100,422
TOTAL COMMON STOCKS (Cost $2,825,036)		4,800,552
PREFERRED STOCKS — 0.8%
Brazil — 0.8%
Petroleo Brasileiro SA(a)	3,869	38,575
TOTAL PREFERRED STOCKS (Cost $32,085)		38,575

SHORT-TERM INVESTMENT — 4.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(b)	220,657	220,657
TOTAL SHORT-TERM INVESTMENT (Cost $220,657)		220,657

TOTAL INVESTMENTS - 103.9% (Cost $3,077,778)		5,059,784
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.9)%		(192,134)
NET ASSETS - 100.0%		$4,867,650

(a)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(b)	Rate disclosed is the 7-day yield at April 30, 2026.

The accompanying notes are an integral part of the financial statements.

POLEN EMERGING MARKETS GROWTH FUND
Portfolio of Investments (Concluded)
April 30, 2026
†	The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
ADR	American Depositary Receipt
GDR	Global Depository Receipt
JSC	Joint Stock Company
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments
April 30, 2026
	Par Value	Value
CORPORATE BONDS† — 75.9%
Consumer Discretionary Products — 6.2%
Beach Acquisition Bidco, LLC, 10.00% (10% Cash / 10.75% PIK), 7/15/33(a)(b)	$ 4,655,095	$ 5,122,606
Champ Acquisition Corp., 8.375%, 12/1/31(a)	700,000	739,285
Dexko Global, Inc., 7.50%, 4/15/32(a)	9,664,490	8,687,311
IHO Verwaltungs GmbH, 7.375% (7.375% Cash / 8.125% PIK ), 5/15/33(a)(b)	1,490,000	1,513,119
Patrick Industries, Inc., 6.375%, 11/1/32(a)	584,000	589,115
Realtruck Group, Inc., 6.25%, PIK, 7/31/31(a)(b)	4,540,700	1,898,580
		18,550,016
Consumer Discretionary Services — 6.8%
1011778 BC ULC, 4.00%, 10/15/30(a)	780,000	742,578
A&K Travel Group Holdings Ltd., 7.50%, 5/15/33(a)	2,070,000	2,082,632
Caesars Entertainment, Inc., 6.00%, 10/15/32(a)	4,855,000	4,356,784
Fertitta Entertainment, LLC, 6.75%, 1/15/30(a)	2,403,000	2,323,860
Jacobs Entertainment, Inc., 6.75%, 2/15/29(a)	809,000	793,362
Light & Wonder International, Inc., 6.25%, 10/1/33(a)	1,495,000	1,483,410
Penn Entertainment, Inc., 6.75%, 4/1/31(a)	1,040,000	1,031,359
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	4,230,000	3,564,420
Six Flags Entertainment Corp., 7.25%, 5/15/31(a)	930,000	917,758
Six Flags Entertainment Corp., 6.625%, 5/1/32(a)	768,000	782,084
Station Casinos, LLC, 6.625%, 3/15/32(a)	2,180,000	2,208,237
		20,286,484
Consumer Staple Products — 3.0%
Fiesta Purchaser, Inc., 7.875%, 3/1/31(a)	2,180,000	2,251,798
	Par Value	Value
CORPORATE BONDS — (Continued)
Consumer Staple Products — (Continued)
Fiesta Purchaser, Inc., 9.625%, 9/15/32(a)	$4,287,000	$ 4,438,306
Post Holdings, Inc., 6.25%, 10/15/34(a)	2,346,000	2,317,981
		9,008,085
Financial Services — 3.8%
EZCORP, Inc., 7.375%, 4/1/32(a)	838,000	887,917
Fair Isaac Corp., 6.25%, 9/15/34(a)	1,440,000	1,418,342
Focus Financial Partners, LLC, 6.75%, 9/15/31(a)	2,250,000	2,293,943
Jane Street Group / JSG Finance, Inc., 6.75%, 5/1/33(a)	1,840,000	1,891,207
Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(a)	2,230,000	2,224,561
VFH Parent, LLC, 7.50%, 6/15/31(a)	710,000	746,030
WEX, Inc., 6.50%, 3/15/33(a)	1,991,000	1,983,934
		11,445,934
Health Care — 7.8%
Acadia Healthcare Co., Inc., 7.375%, 3/15/33(a)	3,205,000	3,282,527
Global Medical Response, Inc., 7.375%, 10/1/32(a)	3,123,000	3,257,320
Molina Healthcare, Inc., 6.50%, 2/15/31(a)	293,000	298,100
Molina Healthcare, Inc., 3.875%, 5/15/32(a)	1,208,000	1,088,004
Molina Healthcare, Inc., 6.25%, 1/15/33(a)	1,073,000	1,072,375
National Mentor Holdings, Inc., 10.50%, 12/15/30(a)	2,590,000	2,708,554
Pediatrix Medical Group, Inc., 5.375%, 2/15/30(a)	1,490,000	1,483,073
Select Medical Corp., 6.25%, 12/1/32(a)	780,000	757,814
Sotera Health Holdings, LLC, 7.375%, 6/1/31(a)	2,430,000	2,527,261
Surgery Center Holdings, Inc., 7.25%, 4/15/32(a)	5,224,000	5,216,440
Tenet Healthcare Corp., 6.125%, 10/1/28	1,470,000	1,474,503
		23,165,971
Industrial Products — 4.2%
EMRLD Borrower LP, 6.75%, 7/15/31(a)	1,410,000	1,458,465

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
April 30, 2026
	Par Value	Value
CORPORATE BONDS — (Continued)
Industrial Products — (Continued)
Goat Holdco, LLC, 6.75%, 2/1/32(a)	$3,042,000	$ 3,119,623
LSF12 Helix Parent, LLC, 7.125%, 2/1/33(a)	2,270,000	2,225,359
Madison IAQ, LLC, 5.875%, 6/30/29(a)	2,225,000	2,220,805
TransDigm, Inc., 6.375%, 5/31/33(a)	1,520,000	1,532,361
TransDigm, Inc., 6.75%, 1/31/34(a)	1,500,000	1,541,955
TransDigm, Inc., 6.125%, 7/31/34(a)	535,000	536,172
		12,634,740
Industrial Services — 4.5%
AMN Healthcare, Inc., 6.50%, 1/15/31(a)	2,200,000	2,193,216
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(a)	3,757,000	3,820,257
GB AIT Buyer, Inc., 8.75%, 4/30/34(a)	1,500,000	1,506,763
JetBlue Airways Corp., 9.875%, 9/20/31(a)	1,025,000	950,283
Raven Acquisition Holdings, LLC, 6.875%, 11/15/31(a)	2,130,000	2,109,526
VM Consolidated, Inc., 5.50%, 4/15/29(a)	3,010,000	2,952,435
		13,532,480
Insurance — 4.8%
Alliant Holdings Intermediate, LLC, 6.50%, 10/1/31(a)	2,983,000	3,012,547
Ardonagh Finco Ltd., 7.75%, 2/15/31(a)	1,440,000	1,469,346
Asurion, LLC and Asurion Co.-Issuer, Inc., 8.375%, 2/1/34(a)	2,550,000	2,517,697
HUB International Ltd., 7.375%, 1/31/32(a)	3,645,000	3,735,846
Jones Deslauriers Insurance Management, Inc., 6.875%, 10/1/33(a)	3,748,000	3,514,407
		14,249,843
Materials — 11.8%
AmeriTex HoldCo Intermediate, LLC, 7.625%, 8/15/33(a)	1,914,000	1,991,037
Arsenal AIC Parent, LLC, 8.00%, 10/1/30(a)	2,100,000	2,197,925
Avient Corp., 6.25%, 11/1/31(a)	730,000	740,687
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)(c)(d)(e)	13,576,000	11,607,480
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — (Continued)
Celanese US Holdings, LLC, 6.75%, 4/15/33	$2,106,000	$ 2,170,241
Century Aluminum Co., 6.875%, 8/1/32(a)	1,521,000	1,575,656
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(a)	886,000	886,518
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(a)	875,000	884,929
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(a)	3,025,000	2,840,200
Compass Minerals International, Inc., 8.00%, 7/1/30(a)	2,745,000	2,867,040
Huntsman International, LLC, 5.70%, 10/15/34	1,060,000	995,950
Inversion Escrow Issuer, LLC, 6.75%, 8/1/32(a)	410,000	397,710
Northwest Acquisitions ULC, 7.125%, 11/1/22(a)(c)(d)(f)	1,802,000	—
Olympus Water US Holding Corp., 7.25%, 6/15/31(a)	830,000	835,608
Olympus Water US Holding Corp., 7.25%, 2/15/33(a)	1,860,000	1,819,647
Quikrete Holdings, Inc., 6.375%, 3/1/32(a)	860,000	872,627
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	363,000	360,564
Specialty Steel Holdings, Inc., 12.00%, 11/15/33(c)(d)	195,000	195,000
Specialty Steel Holdings, Inc., 12.00%, 11/15/33(a)(c)(d)	121,200	121,200
Toucan FinCo Ltd., 9.50%, 5/15/30(a)	2,030,000	1,779,218
		35,139,237
Media — 6.5%
CCO Holdings, LLC , 4.50%, 6/1/33(a)	4,276,000	3,669,903
CCO Holdings, LLC , 4.25%, 1/15/34(a)	4,575,000	3,840,184
Lamar Media Corp., 5.375%, 11/1/33(a)	1,480,000	1,467,716
McGraw-Hill Education, Inc., 8.00%, 8/1/29(a)	5,384,000	5,389,244
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(a)	2,910,000	2,996,164

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
April 30, 2026
	Par Value	Value
CORPORATE BONDS — (Continued)
Media — (Continued)
Outfront Media Capital, LLC, 4.625%, 3/15/30(a)	$ 760,000	$ 739,822
Warnermedia Holdings, Inc., 5.05%, 3/15/42	1,724,000	1,233,470
		19,336,503
Oil & Gas — 4.8%
Harvest Midstream I LP, 7.50%, 9/1/28(a)	3,080,000	3,103,596
Sunoco LP, 5.375%, 7/15/31(a)	720,000	717,027
Sunoco LP, 5.625%, 7/15/34(a)	1,850,000	1,825,873
Teine Energy Ltd., 6.875%, 4/15/29(a)	5,526,000	5,534,599
Venture Global LNG, Inc., 9.875%, 2/1/32(a)	2,160,000	2,318,082
Venture Global Plaquemines LNG, LLC, 6.75%, 1/15/36(a)	730,000	775,402
		14,274,579
Retail & Wholesale - Discretionary — 2.6%
Avis Budget Car Rental, LLC, 8.25%, 1/15/30(a)	874,000	896,783
Avis Budget Car Rental, LLC, 8.375%, 6/15/32(a)	954,000	959,363
High Ridge Brands Escrow, 0.00%, 3/15/27(c)(d)	176,900	—
Wand NewCo 3, Inc., 7.625%, 1/30/32(a)	3,690,000	3,840,209
Wayfair, LLC, 6.75%, 11/15/32(a)	1,889,000	1,911,252
		7,607,607
Software & Technology Services — 5.3%
AthenaHealth Group, Inc., 6.50%, 2/15/30(a)	6,573,000	6,271,107
Cloud Software Group, Inc., 6.50%, 3/31/29(a)	760,000	739,955
CoreWeave, Inc., 9.00%, 2/1/31(a)	4,669,000	4,635,607
Ellucian Holdings, Inc., 6.50%, 12/1/29(a)	2,251,000	2,219,037
Fortress Intermediate 3, Inc., 7.50%, 6/1/31(a)	1,020,000	1,030,801
Insight Enterprises, Inc., 6.625%, 5/15/32(a)	740,000	734,123
		15,630,630
Telecommunications — 3.8%
APLD ComputeCo, LLC, 9.25%, 12/15/30(a)	2,986,000	3,207,070
	Par Value	Value
CORPORATE BONDS — (Continued)
Telecommunications — (Continued)
Meridian Arc Holdco, LLC, 6.25%, 4/30/31(a)	$3,720,000	$ 3,718,355
SE Cosmos, LLC, 8.875%, 5/1/31	2,480,000	2,467,600
WULF Compute, LLC, 7.75%, 10/15/30(a)	1,722,000	1,811,549
		11,204,574
TOTAL CORPORATE BONDS (Cost $229,288,013)		226,066,683
SENIOR LOANS†† — 19.7%
Consumer Discretionary Services — 0.3%
SGH2, LLC, Initial Dollar Term Loan, 8.20% (SOFR +450 bps), 8/18/32(g)	805,950	802,928
Consumer Staple Products — 0.1%
New Star Metals Inc, Senior Secured Term Loan, 12.20% (SOFR +850 bps), 9/15/30(c)(d)(g)	128,910	128,910
Health Care — 5.1%
CVET Midco 2 LP, Initial Term Loan, 8.70% (SOFR +500 bps), 10/13/29(g)	8,880,198	8,405,107
EyeCare Partners, LLC, Tranche B Term Loan, 8.34% (SOFR +471 bps), PIK, 11/30/28(b)(g)	4,348,427	1,960,423
EyeCare Partners, LLC, Tranche C Term Loan, 10.48% (SOFR +685 bps), PIK, 11/30/28(b)(d)(g)	331,814	58,689
Medical Solutions Holdings, Inc., Second Lien Term Loan, 10.763% (SOFR +710 bps), 11/1/29(d)(g)	1,824,469	158,729
Performance Health Holdings, Inc., Initial Term Loan, 7.45% (SOFR +375 bps), 3/19/32(g)	4,694,525	4,616,291
		15,199,239
Industrial Products — 1.1%
Engineered Machinery Holdings, Inc., Second Lien Amendment No. 3 Incremental Term Loan, 9.961% (SOFR +626 bps), 5/21/29(g)	3,211,762	3,225,829
Industrial Services — 3.3%
DG Investment Intermediate Holdings 2, Inc., 2025 Refinancing Term Loan, 9.152% (SOFR +550 bps), 7/29/33(g)	1,945,000	1,938,922

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
April 30, 2026
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Services — (Continued)
Infinite Bidco, LLC, First Lien Term Loan, 7.675% (SOFR +401 bps), 3/2/28(g)	$2,784,334	$ 2,742,569
Infinite Bidco, LLC, Second Lien Initial Term Loan, 10.925% (SOFR +726 bps), 3/2/29(g)	4,317,740	4,166,620
LaserShip, Inc., Tranche E Term Loan, 5.461% (SOFR +176 bps), PIK, 8/10/29(b)(g)	3,523,499	908,763
		9,756,874
Insurance — 0.3%
Asurion, LLC, New B-4 Term Loan, 9.017% (SOFR +536 bps), 1/20/29(g)	769,626	773,232
Materials — 3.1%
Arctic Canadian Diamond Company Ltd., Second Lien Term Loan, 4.314% (CORRA +200 bps), PIK, 6/30/26(b)(c)(d)(g)	429,505	42,950
Aruba Investments Holdings, LLC, Second Lien Initial Term Loan, 11.523% (SOFR +785 bps), 11/24/28(g)	6,999,000	5,634,195
HP PHRG Borrower, LLC, Closing Date Term Loan, 7.70% (SOFR +400 bps), 2/20/32(g)	1,770,630	1,765,106
Iris Holding, Inc., Initial Term Loan, 8.513% (SOFR +485 bps), 6/28/28	1,985,950	1,880,973
		9,323,224
Media — 2.8%
Auction.com, LLC, Term Loan, 9.626% (SOFR +600 bps), 5/26/28(g)	6,458,117	5,742,332
MH Sub I, LLC, Second Lien Term Loan, 9.902% (SOFR +625 bps), 2/23/29(g)	3,345,000	2,693,428
Sterling Entertainment Enterprises, LLC, 2025 Notes, Second Lien, 17.75% (17.75% Cash / 100% PIK), Senior Loans, 4/16/31(b)(c)(d)(e)	179,510	18
		8,435,778
	Par Value	Value
SENIOR LOANS — (Continued)
Software & Technology Services — 2.4%
Clover Holdings 2, LLC, Fixed Term Loan, 7.75%, 12/9/31	$3,326,400	$ 3,201,660
Kaseya, Inc., Initial Term Loan, 8.663% (SOFR +500 bps), 3/5/33(g)	3,785,000	3,038,655
Starlight Parent, LLC, Term Loan, 4/16/32(h)	1,170,000	997,425
		7,237,740
Technology Hardware & Semiconductors — 1.2%
Altar Bidco, Inc., Second Lien Initial Term Loan, 9.108% (SOFR +560 bps), 2/1/30(g)	3,871,939	3,668,662
TOTAL SENIOR LOANS (Cost $67,994,547)		58,552,416
ASSET-BACKED SECURITIES — 0.9%
BBAM US CLO III Ltd., Ser 2023-3A, Class DR, 2023-3A, DR, 8.873% (SOFR + 520bps), 10/15/38(a)(g)	1,150,000	1,112,527
Trinitas CLO XXI Ltd., Ser 2022-21A, Class ER, 2022-21A, ER, 9.175% (SOFR + 550bps), 4/20/38(a)(g)	1,580,000	1,481,340
TOTAL ASSET-BACKED SECURITIES (Cost $2,733,652)		2,593,867
	Number of Shares
COMMON STOCKS† — 0.3%
Industrial Products — 0.2%
Utex Industries, Inc.(c)(d)*	8,406	508,922
Materials — 0.1%
Arctic Canadian Diamond Co. Ltd.(c)(d)*	591	25,428
Burgundy Diamond Mines Ltd.(c)(d)*	2,052,413	—

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Concluded)
April 30, 2026
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Real Alloy Holding, Inc.(c)(d)*	4	$ 306,281
Specialty Steel Holdings, Inc.(c)(d)*	1	134,359
		466,068
TOTAL COMMON STOCKS (Cost $953,558)		974,990

TOTAL INVESTMENTS - 96.8% (Cost $300,969,770)		288,187,956
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.2%		9,533,366
NET ASSETS - 100.0%		$297,721,322

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2026, these securities amounted to $220,123,786 or 73.94% of net assets. These securities have been determined by the Fund's Adviser to be liquid securities, unless otherwise noted.
(b)	Payment-in-kind (“PIK”) security which may pay interest in the form of additional principal amount.
(c)	Security is fair valued by the Adviser, in its role as valuation designee, in accordance with the policies established by the Board of Trustees.
(d)	Security is deemed illiquid at April 30, 2026.
(e)	Security deemed to be restricted as of April 30, 2026. As of April 30, 2026, the fair value of restricted securities in the aggregate was $11,607,498, representing 3.90% of the Fund’s net assets. Additional information on restricted securities can be found in Note 1.
(f)	Security is currently in default.
(g)	Variable or floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(h)	All or a portion of this Senior Loan will settle after April 30, 2026, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
†	The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
*	Non-income producing.
CLO	Collateralized Loan Obligation
CORRA	Canadian Overnight Repo Rate Average
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment In Kind
SOFR	Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
Statements of Assets and Liabilities
April 30, 2026
	Polen Growth Fund	Polen Global Growth Fund	Polen International Growth Fund
Assets
Investments, at value*	$2,172,524,978	$141,813,761	$28,060,266
Foreign currency, at value **	—	172,291	36,118
Receivables:
Investments sold	2,616,495	5,602,917	642,082
Dividends	1,261,490	906,006	616,390
Capital shares sold	433,987	43,849	5,464
Deferred foreign capital gains tax credit	—	—	12,434
Prepaid expenses and other assets	5,292	13,844	14,897
Total Assets	2,176,842,242	148,552,668	29,387,651
Liabilities
Payables:
Capital shares redeemed	9,109,897	1,283,882	23,534
Investment adviser	1,567,073	105,424	12,919
Transfer agent fees	1,150,285	80,429	26,972
Audit fees	70,610	23,114	22,095
Administration and accounting fees	63,850	5,933	1,600
Distribution fees (Investor Class Shares)	21,543	1,554	255
Investments purchased	—	4,869,186	330,814
Accrued expenses	115,886	12,645	18,918
Total Liabilities	12,099,144	6,382,167	437,107
Contingencies and Commitments (Note 7)	N/A	N/A	—
Net Assets	$2,164,743,098	$142,170,501	$28,950,544
Net Assets Consisted of:
Capital stock, $0.01 par value	$678,118	$69,496	$20,536
Paid-in capital	1,194,719,836	82,377,955	27,225,526
Total distributable earnings	969,345,144	59,723,050	1,704,482
Net Assets	$2,164,743,098	$142,170,501	$28,950,544
Institutional Class:
Net assets	$2,059,245,967	$134,531,549	$27,758,137
Shares outstanding	64,313,260	6,563,477	1,967,763
Net asset value, offering and redemption price per share	$32.02	$20.50	$14.11
Investor Class:
Net assets	$105,497,131	$7,638,952	$1,192,407
Shares outstanding	3,498,494	386,114	85,843
Net asset value, offering and redemption price per share	$30.16	$19.78	$13.89
* Investments, at cost	$1,438,125,942	$105,208,552	$22,687,679
**Foreign currency, at cost	$—	$171,756	$36,254
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
Statements of Assets and Liabilities (Concluded)
April 30, 2026
	Polen 5Perspectives Small Growth Fund	Polen Emerging Markets Growth Fund	Polen Opportunistic High Yield Fund
Assets
Investments, at value*	$61,654,718	$5,059,784	$288,187,956
Cash and cash equivalents	530	—	7,377,723
Foreign currency, at value **	—	1,367	—
Receivables:
Investments sold	778,685	3,315	4,004,037
Capital shares sold	24,502	2,966	581,313
Dividends	6,430	11,660	3,963,689
Investment adviser	—	12,006	—
Prepaid expenses and other assets	13,226	4,689	13,175
Total Assets	62,478,091	5,095,787	304,127,893
Liabilities
Payables:
Investments purchased	994,005	179,500	5,974,459
Capital shares redeemed	59,559	—	30,575
Audit fees	21,961	24,939	23,097
Investment adviser	15,328	—	153,131
Administration and accounting fees	2,971	1,322	11,879
Distribution fees (Investor Class Shares)	683	—	299
Distributions to shareholders	—	—	188,142
Shareholder servicing fees	—	—	859
Transfer agent fees	—	6,278	—
Custodian fees	—	7,237	—
Accrued expenses	25,517	8,861	24,130
Total Liabilities	1,120,024	228,137	6,406,571
Contingencies and Commitments (Note 7)	—	—	—
Net Assets	$61,358,067	$4,867,650	$297,721,322
Net Assets Consisted of:
Capital stock, $0.01 par value	$30,081	$3,999	$433,167
Paid-in capital	89,224,628	7,401,768	353,884,423
Total distributable earnings/(loss)	(27,896,642)	(2,538,117)	(56,596,268)
Net Assets	$61,358,067	$4,867,650	$297,721,322
Institutional Class:
Net assets	$42,310,324	$4,867,650	$2,146,858
Shares outstanding	2,074,595	399,915	310,711
Net asset value, offering and redemption price per share	$20.39	$12.17	$6.91
Investor Class:
Net assets	$3,565,487	N/A	$1,455,009
Shares outstanding	178,047	N/A	211,735
Net asset value, offering and redemption price per share	$20.03	N/A	$6.87
Class Y:
Net assets	$15,482,256	N/A	$294,119,455
Shares outstanding	755,487	N/A	42,794,235
Net asset value, offering and redemption price per share	$20.49	N/A	$6.87
* Investments, at cost	$44,359,110	$3,077,778	$300,969,770
**Foreign currency, at cost	$—	$1,375	$—
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
Statements of Operations
For the Year Ended April 30, 2026
	Polen Growth Fund	Polen Global Growth Fund	Polen International Growth Fund
Investment income
Dividends	$30,641,481	$2,134,990	$1,464,017
Less: foreign taxes withheld	—	(89,407)	(122,959)
Total investment income	30,641,481	2,045,583	1,341,058
Expenses
Advisory fees(Note 2)	39,354,982	2,427,653	1,001,843
Transfer agent fees(Note 2)	4,134,598	280,067	135,916
Administration and accounting fees(Note 2)	768,427	51,737	13,440
Legal fees	510,634	30,966	15,494
Distribution fees (Investor Class)(Note 2)	420,965	35,087	4,434
Trustees’ and officers’ fees(Note 2)	329,954	20,786	19,803
Custodian fees(Note 2)	132,065	9,358	26,632
Audit and tax fees	103,137	35,002	38,985
Registration and filing fees	82,598	42,841	40,279
Shareholder reporting fees	26,544	14,152	12,895
Other expenses	242,896	24,149	20,791
Total expenses	46,106,800	2,971,798	1,330,512
Less: waivers and/or reimbursements(Note 2)	—	—	(29,353)
Net expenses after waivers and/or reimbursements	46,106,800	2,971,798	1,301,159
Net investment income/(loss)	(15,465,319)	(926,215)	39,899
Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments(a), (b)	1,631,495,984	57,687,062	11,531,071
Net realized loss from foreign currency transactions	—	(20,278)	(55,373)
Net change in unrealized depreciation on investments(c)	(1,411,134,449)	(46,419,935)	(22,691,940)
Net change in unrealized appreciation on foreign currency translations	—	22,258	13,222
Net realized and unrealized gain/(loss) on investments	220,361,535	11,269,107	(11,203,020)
Net increase/(decrease) in net assets resulting from operations	$204,896,216	$10,342,892	$(11,163,121)

(a)	Net realized gain/(loss) on investments for the Polen International Growth Fund was net of foreign capital gains tax withheld of $581,593.
(b)	Net realized gain from investments for the Polen Growth Fund includes the realized gains of $616,912,303 for redemption-in-kind activity, which will not be recognized by the Fund for tax purposes.
(c)	Net change in unrealized appreciation/(depreciation) on investments for the Polen International Growth Fund was net of a decrease in deferred foreign capital gains tax of $246,203.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
Statements of Operations (Concluded)
For the Year Ended April 30, 2026
	Polen 5Perspectives Small Growth Fund	Polen Emerging Markets Growth Fund	Polen Opportunistic High Yield Fund
Investment income
Dividends	$56,686	$215,368	$44,254
Interest	—	—	26,771,021
Less: foreign taxes withheld	(6,419)	(17,643)	—
Total investment income	50,267	197,725	26,815,275
Expenses
Advisory fees(Note 2)	386,082	111,534	2,112,072
Transfer agent fees(Note 2)	94,963	32,783	67,250
Registration and filing fees	53,836	27,946	54,031
Audit and tax fees	30,288	39,793	33,484
Legal fees	21,983	4,529	30,765
Shareholder reporting fees	17,717	14,747	17,622
Administration and accounting fees(Note 2)	10,885	6,830	47,681
Custodian fees(Note 2)	9,364	18,146	8,983
Distribution fees (Investor Class)(Note 2)	5,924	—	3,385
Trustees’ and officers’ fees(Note 2)	3,125	3,656	54,019
Other expenses	12,175	10,573	23,493
Total expenses before waivers and/or reimbursements	646,342	270,537	2,452,785
Less: waivers and/or reimbursements(Note 2)	(222,847)	(131,100)	(58,456)
Net expenses after waivers and/or reimbursements	423,495	139,437	2,394,329
Net investment income/(loss)	(373,228)	58,288	24,420,946
Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investments(a)	3,172,643	3,435,767	(7,654,595)
Net realized loss from foreign currency transactions	—	(25,707)	—
Net change in unrealized appreciation/(depreciation) on investments(b)	14,045,492	(360,371)	(538,764)
Net change in unrealized appreciation on foreign currency translations	—	906	—
Net realized and unrealized gain/(loss) on investments	17,218,135	3,050,595	(8,193,359)
Net increase in net assets resulting from operations	$16,844,907	$3,108,883	$16,227,587

(a)	Net realized gain/(loss) on investments for the Polen Emerging Markets Growth Fund was net of foreign capital gains tax withheld of $103,110.
(b)	Net change in unrealized appreciation/(depreciation) on investments for the Polen Emerging Markets Growth Fund was net of a decrease in deferred foreign capital gains tax of $68,570.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
Statements of Changes in Net Assets
	Polen Growth Fund
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025
Net increase/(decrease) in net assets from operations:
Net investment loss	$(15,465,319)	$(24,544,594)
Net realized gains from investments	1,631,495,984	1,621,033,304
Net change in unrealized depreciation on investments	(1,411,134,449)	(1,097,285,543)
Net increase in net assets resulting from operations	204,896,216	499,203,167
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(1,209,602,333)	(331,794,107)
Investor Class	(48,840,259)	(12,766,413)
Net decrease in net assets from dividends and distributions to shareholders	(1,258,442,592)	(344,560,520)
Decrease in net assets derived from capital share transactions (Note 4)	(2,384,032,601)	(2,115,571,445)
Total decrease in net assets	(3,437,578,977)	(1,960,928,798)
Net assets
Beginning of year	5,602,322,075	7,563,250,873
End of year	$2,164,743,098	$5,602,322,075
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
Statements of Changes in Net Assets (Continued)
	Polen Global Growth Fund
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025
Net increase/(decrease) in net assets from operations:
Net investment loss	$(926,215)	$(971,635)
Net realized gains from investments and foreign currency transactions	57,666,784	81,403,201
Net change in unrealized depreciation on investments and foreign currency translations	(46,397,677)	(56,143,867)
Net increase in net assets resulting from operations	10,342,892	24,287,699
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(49,748,654)	(14,270,033)
Investor Class	(2,445,315)	(775,219)
Net decrease in net assets from dividends and distributions to shareholders	(52,193,969)	(15,045,252)
Decrease in net assets derived from capital share transactions (Note 4)	(160,987,249)	(126,655,618)
Total decrease in net assets	(202,838,326)	(117,413,171)
Net assets
Beginning of year	345,008,827	462,421,998
End of year	$142,170,501	$345,008,827
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
Statements of Changes in Net Assets (Continued)
	Polen International Growth Fund
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025
Net increase/(decrease) in net assets from operations:
Net investment income	$39,899	$365,341
Net realized gains from investments and foreign currency transactions	11,475,698	20,687,303
Net change in unrealized depreciation on investments and foreign currency translations	(22,678,718)	(16,813,547)
Net increase/(decrease) in net assets resulting from operations	(11,163,121)	4,239,097
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(53,125)	(873,760)
Investor Class	—	(4,516)
Return of capital:
Institutional Class	(72)	—
Net decrease in net assets from dividends and distributions to shareholders	(53,197)	(878,276)
Decrease in net assets derived from capital share transactions (Note 4)	(136,362,833)	(63,632,482)
Total decrease in net assets	(147,579,151)	(60,271,661)
Net assets
Beginning of year	176,529,695	236,801,356
End of year	$28,950,544	$176,529,695
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
Statements of Changes in Net Assets (Continued)
	Polen 5Perspectives Small Growth Fund
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025
Net increase/(decrease) in net assets from operations:
Net investment loss	$(373,228)	$(311,415)
Net realized gains from investments	3,172,643	3,874,594
Net change in unrealized appreciation/(depreciation) on investments	14,045,492	(2,824,643)
Net increase in net assets resulting from operations	16,844,907	738,536
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	10,066,093	(30,397,589)
Total increase/(decrease) in net assets	26,911,000	(29,659,053)
Net assets
Beginning of year	34,447,067	64,106,120
End of year	$61,358,067	$34,447,067
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
Statements of Changes in Net Assets (Continued)
	Polen Emerging Markets Growth Fund
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025
Net increase/(decrease) in net assets from operations:
Net investment income	$58,288	$58,461
Net realized gains/(losses) from investments and foreign currency transactions	3,410,060	(2,747,360)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(359,465)	4,080,074
Net increase in net assets resulting from operations	3,108,883	1,391,175
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	(39,281)
Net decrease in net assets from dividends and distributions to shareholders	—	(39,281)
Decrease in net assets derived from capital share transactions (Note 4)	(12,817,109)	(6,354,475)
Total decrease in net assets	(9,708,226)	(5,002,581)
Net assets
Beginning of year	14,575,876	19,578,457
End of year	$4,867,650	$14,575,876
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
Statements of Changes in Net Assets (Continued)
	Polen Opportunistic High Yield Fund
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025
Net increase/(decrease) in net assets from operations:
Net investment income	$24,420,946	$24,081,093
Net realized gains/(losses) from investments	(7,654,595)	1,499,781
Net change in unrealized depreciation on investments	(538,764)	(7,601,448)
Net increase in net assets resulting from operations	16,227,587	17,979,426
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(413,728)	(387,259)
Investor Class	(105,700)	(121,886)
Class Y	(23,861,028)	(23,754,206)
Net decrease in net assets from dividends and distributions to shareholders	(24,380,456)	(24,263,351)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	8,266,093(a)	(8,987,562)
Total increase/(decrease) in net assets	113,224	(15,271,487)
Net assets
Beginning of year	297,608,098	312,879,585
End of year	$297,721,322	$297,608,098

(a)	In connection with a subscription pursuant to an in-kind securities purchase agreement of a collective investment trust affiliated with the Adviser, a subscription in the amount of $2,627,452 was received by the Fund on April 10, 2026. The subscription was composed of securities, accrued interest income and cash in the amounts of $2,413,666, $44,612 and $169,174 respectively. See Note 1 for additional information.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN GROWTH FUND
Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
Per Share Operating Performance
Net asset value, beginning of year	$43.66	$43.38	$34.76	$40.67	$50.14
Net investment loss(1)	(0.14)	(0.16)	(0.20)	(0.21)	(0.31)
Net realized and unrealized gain/(loss) on investments	1.50	2.90	8.82	(2.49)	(6.99)
Total from investment operations	1.36	2.74	8.62	(2.70)	(7.30)
Dividends and distributions to shareholders from:
Net realized capital gains	(13.00)	(2.46)	—	(3.21)	(2.17)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	—	—
Net asset value, end of year	$32.02	$43.66	$43.38	$34.76	$40.67
Total investment return(3)	(0.14)%	5.71%	24.80%	(5.67)%	(15.68)%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$2,059,246	$5,402,994	$7,293,884	$6,798,041	$9,466,044
Ratio of expenses to average net assets	0.99%	0.97%(4)	0.96%	0.98%	0.96%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any	0.99%	0.97%(4)	0.96%	0.98%	0.96%
Ratio of net investment loss to average net assets	(0.32)%	(0.35)%	(0.50)%	(0.58)%	(0.60)%
Portfolio turnover rate	49%	37%	18%	19%	24%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(4)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 0.97% for the year ended April 30, 2025.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN GROWTH FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
Per Share Operating Performance
Net asset value, beginning of year	$41.89	$41.81	$33.58	$39.52	$48.90
Net investment loss(1)	(0.23)	(0.27)	(0.29)	(0.29)	(0.43)
Net realized and unrealized gain/(loss) on investments	1.50	2.81	8.52	(2.44)	(6.78)
Total from investment operations	1.27	2.54	8.23	(2.73)	(7.21)
Dividends and distributions to shareholders from:
Net realized capital gains	(13.00)	(2.46)	—	(3.21)	(2.17)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	—	—
Net asset value, end of year	$30.16	$41.89	$41.81	$33.58	$39.52
Total investment return(3)	(0.39)%	5.44%	24.51%	(5.92)%	(15.90)%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$105,497	$199,328	$269,367	$233,752	$332,144
Ratio of expenses to average net assets	1.24%	1.22%(4)	1.21%	1.23%	1.21%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any	1.24%	1.22%(4)	1.21%	1.23%	1.21%
Ratio of net investment loss to average net assets	(0.58)%	(0.60)%	(0.75)%	(0.83)%	(0.85)%
Portfolio turnover rate	49%	37%	18%	19%	24%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(4)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.22% for the year ended April 30, 2025.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN GLOBAL GROWTH FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
Per Share Operating Performance
Net asset value, beginning of year	$25.01	$24.84	$21.23	$21.09	$26.07
Net investment loss(1)	(0.08)	(0.06)	(0.04)	(0.02)	(0.09)
Net realized and unrealized gain/(loss) on investments	0.38	1.22	3.65	0.37	(4.21)
Total from investment operations	0.30	1.16	3.61	0.35	(4.30)
Dividends and distributions to shareholders from:
Net realized capital gains	(4.81)	(0.99)	—	(0.21)	(0.68)
Redemption fees	—	—	—	—	—
Net asset value, end of year	$20.50	$25.01	$24.84	$21.23	$21.09
Total investment return(2)	(0.34)%	4.29%	17.00%	1.80%	(17.08)%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$134,532	$326,283	$440,863	$422,798	$531,927
Ratio of expenses to average net assets	1.03%	1.01%	0.98%	1.01%	0.99%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any	1.03%	1.01%	0.98%	1.01%	0.99%
Ratio of net investment loss to average net assets	(0.31)%	(0.22)%	(0.16)%	(0.10)%	(0.36)%
Portfolio turnover rate	55%	32%	21%	21%	36%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN GLOBAL GROWTH FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
Per Share Operating Performance
Net asset value, beginning of year	$24.35	$24.27	$20.80	$20.71	$25.68
Net investment loss(1)	(0.14)	(0.12)	(0.10)	(0.07)	(0.16)
Net realized and unrealized gain/(loss) on investments	0.38	1.19	3.57	0.37	(4.13)
Total from investment operations	0.24	1.07	3.47	0.30	(4.29)
Dividends and distributions to shareholders from:
Net realized capital gains	(4.81)	(0.99)	—	(0.21)	(0.68)
Redemption fees	—	—	—	—	—
Net asset value, end of year	$19.78	$24.35	$24.27	$20.80	$20.71
Total investment return(2)	(0.62)%	4.01%	16.68%	1.59%	(17.30)%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$7,639	$18,726	$21,559	$20,923	$27,111
Ratio of expenses to average net assets	1.28%	1.26%	1.23%	1.26%	1.24%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any	1.28%	1.26%	1.23%	1.26%	1.24%
Ratio of net investment loss to average net assets	(0.56)%	(0.47)%	(0.41)%	(0.35)%	(0.61)%
Portfolio turnover rate	55%	32%	21%	21%	36%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN INTERNATIONAL GROWTH FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
Per Share Operating Performance
Net asset value, beginning of year	$15.94	$15.80	$14.81	$14.27	$18.20
Net investment income(1)	0.01	0.03	0.06	0.04	0.00(2)
Net realized and unrealized gain/(loss) on investments	(1.83)	0.18	0.98	0.50	(3.93)
Total from investment operations	(1.82)	0.21	1.04	0.54	(3.93)
Dividends and distributions to shareholders from:
Net investment income	(0.01)	(0.07)	(0.05)	—	—
Return of capital	(0.00)(3)	—	—	—	—
Total dividends and distributions to shareholders	(0.01)	(0.07)	(0.05)	—	—
Redemption fees	—	—	—	—	—
Net asset value, end of year	$14.11	$15.94	$15.80	$14.81	$14.27
Total investment return(4)	(11.44)%	1.31%	7.04%	3.78%	(21.59)%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$27,758	$174,248	$234,106	$227,176	$278,801
Ratio of expenses to average net assets	1.10%	1.07%	1.04%	1.08%	1.04%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	1.12%	1.07%	1.04%	1.08%	1.03%
Ratio of net investment income to average net assets	0.04%	0.18%	0.41%	0.26%	0.02%
Portfolio turnover rate	59%	37%	15%	20%	35%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Amount is less than $(0.005) per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN INTERNATIONAL GROWTH FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
Per Share Operating Performance
Net asset value, beginning of year	$15.72	$15.58	$14.60	$14.10	$18.04
Net investment income/(loss)(1)	(0.03)	(0.01)	0.02	0.01	(0.04)
Net realized and unrealized gain/(loss) on investments	(1.80)	0.18	0.97	0.49	(3.90)
Total from investment operations	(1.83)	0.17	0.99	0.50	(3.94)
Dividends and distributions to shareholders from:
Net investment income	—	(0.03)	(0.01)	—	—
Redemption fees	—	—	—	—	—
Net asset value, end of year	$13.89	$15.72	$15.58	$14.60	$14.10
Total investment return(2)	(11.64)%	1.07%	6.76%	3.55%	(21.84)%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$1,192	$2,282	$2,696	$2,805	$3,976
Ratio of expenses to average net assets	1.35%	1.32%	1.29%	1.33%	1.29%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(3)	1.39%	1.32%	1.29%	1.33%	1.28%
Ratio of net investment income/(loss) to average net assets	(0.21)%	(0.07)%	0.16%	0.08%	(0.23)%
Portfolio turnover rate	59%	37%	15%	20%	35%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(3)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN 5PERSPECTIVES SMALL GROWTH FUND
(formerly, Polen U.S. Small Company Growth Fund)
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
Per Share Operating Performance
Net asset value, beginning of year	$13.23	$13.34	$12.81	$13.49	$19.69
Net investment loss(1)	(0.16)	(0.09)(2)	(0.11)	(0.11)	(0.16)
Net realized and unrealized gain/(loss) on investments	7.32	(0.02)	0.64	(0.57)	(5.29)
Total from investment operations	7.16	(0.11)	0.53	(0.68)	(5.45)
Dividends and distributions to shareholders from:
Net realized capital gains	—	—	—	—	(0.75)
Redemption fees	—	—	—	—	—
Net asset value, end of year	$20.39	$13.23	$13.34	$12.81	$13.49
Total investment return(3)	54.12%	(0.82)%	4.14%	(5.04)%	(29.11)%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$42,310	$29,109	$55,154	$71,304	$122,352
Ratio of expenses to average net assets	1.10%	1.10%(4)	1.10%	1.10%	1.10%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	1.62%	1.50%(4)	1.33%	1.40%	1.26%
Ratio of net investment loss to average net assets	(0.97)%	(0.63)%	(0.80)%	(0.83)%	(0.81)%
Portfolio turnover rate	232%	54%	37%	45%	58%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.10% for the year ended April 30, 2025.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN 5PERSPECTIVES SMALL GROWTH FUND
(formerly, Polen U.S. Small Company Growth Fund)
Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
Per Share Operating Performance
Net asset value, beginning of year	$13.02	$13.17	$12.67	$13.38	$19.59
Net investment loss(1)	(0.20)	(0.12)(2)	(0.14)	(0.14)	(0.20)
Net realized and unrealized gain/(loss) on investments	7.21	(0.03)	0.64	(0.57)	(5.26)
Total from investment operations	7.01	(0.15)	0.50	(0.71)	(5.46)
Dividends and distributions to shareholders from:
Net realized capital gains	—	—	—	—	(0.75)
Redemption fees	—	—	—	—	—
Net asset value, end of year	$20.03	$13.02	$13.17	$12.67	$13.38
Total investment return(3)	53.84%	(1.14)%	3.95%	(5.31)%	(29.31)%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$3,565	$1,885	$4,417	$5,389	$8,270
Ratio of expenses to average net assets	1.35%	1.35%(4)	1.35%	1.35%	1.35%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	2.55%	1.75%(4)	1.59%	1.65%	1.52%
Ratio of net investment loss to average net assets	(1.22)%	(0.88)%	(1.05)%	(1.08)%	(1.06)%
Portfolio turnover rate	232%	54%	37%	45%	58%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.35% for the year ended April 30, 2025.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN 5PERSPECTIVES SMALL GROWTH FUND
(formerly, Polen U.S. Small Company Growth Fund)
Financial Highlights (Continued)

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Period Ended April 30, 2022*
Per Share Operating Performance
Net asset value, beginning of year/period	$13.28	$13.38	$12.83	$13.50	$19.24
Net investment loss(1)	(0.15)	(0.08)	(0.09)	(0.09)	(0.12)
Net realized and unrealized gain/(loss) on investments	7.36	(0.02)	0.64	(0.58)	(4.87)
Total from investment operations	7.21	(0.10)	0.55	(0.67)	(4.99)
Dividends and distributions to shareholders from:
Net realized capital gains	—	—	—	—	(0.75)
Redemption fees	—	—	—	—	—
Net asset value, end of year/period	$20.49	$13.28	$13.38	$12.83	$13.50
Total investment return(2)	54.29%	(0.75)%	4.29%	(4.96)%	(27.40)%
Ratios/Supplemental Data
Net assets, end of year/period	$15,482	$3,453	$4,535	$4,612	$4,924
Ratio of expenses to average net assets	1.00%	1.00%(3)	1.00%	1.00%	1.00%(4)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	1.60%	1.45%(3)	1.25%	1.30%	1.15%(4)
Ratio of net investment loss to average net assets	(0.87)%	(0.53)%	(0.70)%	(0.73)%	(0.68)%(4)
Portfolio turnover rate	232%	54%	37%	45%	58%(6)

*	Commencement of operations on June 1, 2021.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.00% for the year ended April 30, 2025.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN EMERGING MARKETS GROWTH FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
Per Share Operating Performance
Net asset value, beginning of year	$8.67	$7.98	$7.86	$7.67	$10.78
Net investment income/(loss)(1)	0.05	0.03	0.05	0.02	(0.00)(2)
Net realized and unrealized gain/(loss) on investments	3.45	0.68	0.07	0.18	(3.11)
Total from investment operations	3.50	0.71	0.12	0.20	(3.11)
Dividends and distributions to shareholders from:
Net investment income	—	(0.02)	(0.00)(2)	(0.01)	—
Net asset value, end of year	$12.17	$8.67	$7.98	$7.86	$7.67
Total investment return(3)	40.37%	8.85%	1.56%	2.57%	(28.85)%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$4,868	$14,576	$19,578	$19,303	$18,666
Ratio of expenses to average net assets	1.25%	1.25%(4)	1.25%	1.25%	1.25%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	2.43%	1.94%(4)	1.78%	1.96%	1.74%
Ratio of net investment income/(loss) to average net assets	0.52%	0.31%	0.64%	0.28%	(0.02)%
Portfolio turnover rate	76%	31%	23%	49%	28%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.25% for the year ended April 30, 2025.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN OPPORTUNISTIC HIGH YIELD FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025	For the Period Ended April 30, 2024*	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$7.09	$7.24	$7.16	$7.11	$8.58	$8.09
Net investment income(1)	0.57	0.56	0.33	0.63	0.43	0.52
Net realized and unrealized gain/(loss) on investments	(0.19)	(0.14)	0.09	0.05	(1.45)	0.48
Total from investment operations	0.38	0.42	0.42	0.68	(1.02)	1.00
Dividends and distributions to shareholders from:
Net investment income	(0.56)	(0.57)	(0.34)	(0.63)	(0.45)	(0.51)
Net realized capital gains	—	—	—	—	(0.00)(2)	—
Total dividends and distributions to shareholders	(0.56)	(0.57)	(0.34)	(0.63)	(0.45)	(0.51)
Redemption fees	0.00(2)	0.00(2)	—	0.00(2)	—	—
Net asset value, end of year/period	$6.91	$7.09	$7.24	$7.16	$7.11	$8.58
Total investment return(3)	5.52%	5.93%	6.02%	9.97%	(12.25)%	12.63%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$2,147	$5,600	$3,609	$554	$12	$708
Ratio of expenses to average net assets	0.89%	0.89%	0.89%(4)	0.89%	0.79%(5)	0.79%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(6)	0.89%	0.89%	1.08%(4)	0.92%	0.90%	0.98%
Ratio of net investment income to average net assets	8.00%	7.75%	7.90%(4)	8.96%	5.14%	6.11%
Portfolio turnover rate	74%	59%	44%(7)	43%	36%	74%

*	The Fund changed its fiscal year end from September 30 to April 30.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	According to the Predecessor Fund’s shareholder services plan with respect to the Fund’s Institutional Class shares, any amount of such payment not paid during the Fund’s fiscal year for such services activities shall be reimbursed to the Fund as soon as practical after the end of the fiscal year.
(6)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN OPPORTUNISTIC HIGH YIELD FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025	For the Period Ended April 30, 2024*	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Per Share Operating Performance
Net asset value, beginning of year	$7.06	$7.21	$7.13	$7.09	$8.61	$8.12
Net investment income(1)	0.55	0.54	0.32	0.61	0.45	0.49
Net realized and unrealized gain/(loss) on investments	(0.19)	(0.13)	0.09	0.04	(1.49)	0.48
Total from investment operations	0.36	0.41	0.41	0.65	(1.04)	0.97
Dividends and distributions to shareholders from:
Net investment income	(0.55)	(0.56)	(0.33)	(0.61)	(0.48)	(0.48)
Net realized capital gains	—	—	—	—	(0.00)(2)	—
Total dividends and distributions to shareholders	(0.55)	(0.56)	(0.33)	(0.61)	(0.48)	(0.48)
Redemption fees	0.00(2)	0.00(2)	—	0.00(2)	—	0.00(2)
Net asset value, end of year	$6.87	$7.06	$7.21	$7.13	$7.09	$8.61
Total investment return(3)	5.16%	5.72%	5.92%	9.47%	(12.51)%	12.20%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$1,455	$1,152	$1,725	$1,413	$1,384	$2,480
Ratio of expenses to average net assets	1.14%	1.14%	1.14%(4)	1.14%	1.14%	1.14%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	1.14%	1.18%	1.38%(4)	1.26%	1.24%	1.33%
Ratio of net investment income to average net assets	7.75%	7.50%	7.65%(4)	8.47%	5.63%	5.75%
Portfolio turnover rate	74%	59%	44%(6)	43%	36%	74%

*	The Fund changed its fiscal year end from September 30 to April 30.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN OPPORTUNISTIC HIGH YIELD FUND
Financial Highlights (Concluded)

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025	For the Period Ended April 30, 2024*	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$7.06	$7.20	$7.11	$7.07	$8.59	$8.10
Net investment income(1)	0.57	0.57	0.33	0.63	0.49	0.52
Net realized and unrealized gain/(loss) on investments	(0.19)	(0.14)	0.10	0.04	(1.50)	0.48
Total from investment operations	0.38	0.43	0.43	0.67	(1.01)	1.00
Dividends and distributions to shareholders from:
Net investment income	(0.57)	(0.57)	(0.34)	(0.63)	(0.51)	(0.51)
Net realized capital gains	—	—	—	—	(0.00)(2)	—
Total dividends and distributions to shareholders	(0.57)	(0.57)	(0.34)	(0.63)	(0.51)	(0.51)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)	—
Net asset value, end of year/period	$6.87	$7.06	$7.20	$7.11	$7.07	$8.59
Total investment return(3)	5.52%	6.14%	6.12%	9.90%	(12.23)%	12.61%
Ratios/Supplemental Data
Net assets, end of year/period	$294,119	$290,856	$307,546	$287,492	$257,043	$243,732
Ratio of expenses to average net assets	0.79%	0.79%	0.79%(4)	0.79%	0.79%	0.79%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	0.81%	0.82%	0.83%(4)	0.91%	0.89%	0.99%
Ratio of net investment income to average net assets	8.10%	7.85%	8.00%(4)	8.82%	6.12%	6.07%
Portfolio turnover rate	74%	59%	44%(6)	43%	36%	74%

*	The Fund changed its fiscal year end from September 30 to April 30.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
Notes to Financial Statements
April 30, 2026
1. Organization and Significant Accounting Policies
The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen 5Perspectives Small Growth Fund (formerly, Polen U.S. Small Company Growth Fund), Polen Emerging Markets Growth Fund and Polen Opportunistic High Yield Fund (each a “Fund” and together the “Funds”) are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 15, 2010, December 30, 2014, December 30, 2016, November 1, 2017, October 16, 2020 and July 24, 2023, respectively. Effective January 9, 2026, the Polen 5Perspectives Small Growth Fund changed from non-diversified to diversified. The Funds are separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Two separate classes of shares, Investor Class and Institutional Class, are offered for the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund and Polen Emerging Markets Growth Fund. The Polen 5Perspectives Small Growth Fund and Polen Opportunistic High Yield Fund each offer three separate classes of shares, Investor Class, Institutional Class and Class Y. As of April 30, 2026, Investor Class shares had not been issued for the Polen Emerging Markets Growth Fund. Polen Capital Management, LLC (“PCM” or the “Adviser”) serves as investment adviser to the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen 5Perspectives Small Growth Fund and Polen Emerging Markets Growth Fund pursuant to an investment advisory agreement with the Trust. Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) serves as investment adviser to the Polen Opportunistic High Yield Fund pursuant to an investment advisory agreement with the Trust.
On April 10, 2026, pursuant to an In-Kind Securities Purchase Agreement dated as of April 9, 2026, the Polen Opportunistic High Yield Fund (the “Acquiring Fund”) acquired substantially all of the assets of Polen DDJ Opportunistic High Yield Collective Investment Trust Fund (the “Seller Fund”), valued at $2,627,452, in exchange for 381,897 Class Y shares of the Acquiring Fund valued at equal value. For financial reporting purposes, assets received from the Seller Fund and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Seller Fund was carried forward to align ongoing reporting of the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation — The net asset value (“NAV”) for each of the Funds is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by each Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Each Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, each Adviser’s fair valuation determinations will be reviewed by the Board of Trustees.
The Funds have a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Funds’ assets in securities of issuers in any one industry. Since inception, the Funds have utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Funds may utilize other industry classification systems such as MGECS or GICS, as applicable, for purposes other than compliance monitoring.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — unadjusted quoted prices in active markets for identical securities;

POLEN FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Trust's Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities, including corporate bonds and floating rate senior loans (“Senior Loans”), are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair value of fixed income securities and Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of April 30, 2026, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 04/30/26	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Assets
Common Stocks*	$1,991,039,107	$1,991,039,107	$—	$—
Exchange-Traded Funds	135,321,500	135,321,500	—	—
Short-Term Investment	46,164,371	46,164,371	—	—
Total Assets	$2,172,524,978	$2,172,524,978	$—	$—

POLEN FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
Funds	Total Value at 04/30/26	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Global Growth Fund
Assets
Common Stocks
Canada	$5,959,233	$5,959,233	$—	$—
China	5,390,171	—	5,390,171	—
France	4,950,843	—	4,950,843	—
Germany	5,030,603	—	5,030,603	—
Japan	2,467,379	—	2,467,379	—
Netherlands	6,284,714	—	6,284,714	—
Sweden	3,292,413	3,292,413	—	—
Taiwan	6,975,162	—	6,975,162	—
United Kingdom	6,112,080	6,112,080	—	—
United States	86,367,428	86,367,428	—	—
Uruguay	3,601,394	3,601,394	—	—
Exchange-Traded Funds	4,883,760	4,883,760	—	—
Short-Term Investment	498,581	498,581	—	—
Total Assets	$141,813,761	$110,714,889	$31,098,872	$—
Polen International Growth Fund
Assets
Common Stocks
Brazil	$1,144,441	$1,144,441	$—	$—
Canada	1,244,853	1,244,853	—	—
China	963,578	—	963,578	—
France	1,615,546	—	1,615,546	—
Germany	2,028,351	—	2,028,351	—
Hong Kong	1,036,561	—	1,036,561	—
India	510,514	—	510,514	—
Japan	3,859,119	—	3,859,119	—
Netherlands	4,273,962	—	4,273,962	—
Singapore	348,517	348,517	—	—
South Korea	637,137	—	637,137	—
Sweden	1,919,357	1,447,268	472,089	—
Switzerland	1,637,841	378,072	1,259,769	—
Taiwan	787,367	787,367	—	—
United Kingdom	3,490,734	1,604,957	1,885,777	—
Uruguay	1,864,335	1,864,335	—	—
Short-Term Investment	698,053	698,053	—	—
Total Assets	$28,060,266	$9,517,863	$18,542,403	$—
Polen 5Perspectives Small Growth Fund
Assets
Common Stocks*	$60,992,947	$60,992,947	$—	$—
Short-Term Investment	661,771	661,771	—	—
Total Assets	$61,654,718	$61,654,718	$—	$—

POLEN FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
Funds	Total Value at 04/30/26	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Emerging Markets Growth Fund
Assets
Common Stocks
Brazil	$315,503	$315,503	$—	$—
Chile	37,974	—	37,974	—
China	641,044	75,983	565,061	—
Hong Kong	280,097	—	280,097	—
India	219,642	42,600	177,042	—
Kazakhstan	25,200	—	25,200	—
South Africa	69,054	—	69,054	—
South Korea	1,375,497	—	1,375,497	—
Taiwan	1,499,943	—	1,499,943	—
Uruguay	236,176	236,176	—	—
Vietnam	100,422	—	100,422	—
Preferred Stocks	38,575	38,575	—	—
Short-Term Investment	220,657	220,657	—	—
Total Assets	$5,059,784	$929,494	$4,130,290	$—
Polen Opportunistic High Yield Fund
Assets
Corporate Bonds
Materials	$35,139,237	$—	$23,215,557	$11,923,680
Health Care	23,165,971	—	23,165,971	—
Consumer Discretionary Services	20,286,484	—	20,286,484	—
Media	19,336,503	—	19,336,503	—
Consumer Discretionary Products	18,550,016	—	18,550,016	—
Software & Technology Services	15,630,630	—	15,630,630	—
Oil & Gas	14,274,579	—	14,274,579	—
Insurance	14,249,843	—	14,249,843	—
Industrial Services	13,532,480	—	13,532,480	—
Industrial Products	12,634,740	—	12,634,740	—
Financial Services	11,445,934	—	11,445,934	—
Telecommunications	11,204,574	—	11,204,574	—
Consumer Staple Products	9,008,085	—	9,008,085	—
Retail & Wholesale - Discretionary	7,607,607	—	7,607,607	—**
Senior Loans
Health Care	15,199,239	—	15,199,239	—
Industrial Services	9,756,874	—	9,756,874	—
Materials	9,323,224	—	9,280,274	42,950
Media	8,435,778	—	8,435,760	18
Software & Technology Services	7,237,740	—	7,237,740	—
Technology Hardware & Semiconductors	3,668,662	—	3,668,662	—
Industrial Products	3,225,829	—	3,225,829	—
Insurance	773,232	—	773,232	—
Consumer Discretionary Services	802,928	—	802,928	—
Consumer Staple Products	128,910	—	—	128,910
Asset-Backed Securities	2,593,867	—	2,593,867	—

POLEN FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
Funds	Total Value at 04/30/26	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Opportunistic High Yield Fund (continued)
Assets
Common Stocks
Industrial Products	$508,922	$—	$—	$508,922
Materials	466,068	—	—	466,068
Total Assets	$288,187,956	$—	$275,117,408	$13,070,548

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
**	Current value is $0.
The following is a reconciliation of assets in which Level 3 inputs were used in determining value on the Polen Opportunistic High Yield Fund:
Asset Type	Corporate Bonds	Senior Loans	Common Stocks	Warrants	Total
Balance as of April 30, 2025	$195,000	$415,169	$847,953	$—*	$1,458,122
Purchases	1,242,965	174,649	183,221	—	1,600,835
Sales	(195,000)	(6,000)	—	—	(201,000)
Accrued discounts	266,056	299	—	—	266,355
Realized loss	—	—	(62,534)	—	(62,534)
Net change in unrealized appreciation/(depreciation)	(524,413)	(412,239)	(16,320)	—	(952,972)
Transfers in to Level 3**	10,939,072	—	22,670	—	10,961,742
Transfers out of Level 3	—	—	—	—	—
Balance as of April 30, 2026	$11,923,680	$171,878	$974,990	$—	$13,070,548
Net change in unrealized appreciation/(depreciation) on investments held at April 30, 2026	$(524,413)	$(412,239)	$(78,854)	$—	$(1,015,506)

* Current value is $0.
** Transfers are calculated on the beginning of period values. During the year ended April 30, 2026, a security valued at $22,670 was transferred from Level 1 to Level 3 and a security valued at $10,939,072 was transferred from Level 2 to Level 3 due to valuing the security using unobservable inputs. There were no other transfers between Levels 1, 2 and 3.

POLEN FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of certain material Level 3 investments held in the Polen Opportunistic High Yield Fund:
Asset Class	Value as of 4/30/26	Valuation Technique	Unobservable Inputs	Range (Weighted Average)	Issuer (Weighted Average)
Corporate Bonds & Notes	$11,923,680	Yield Analysis	Yield to Maturity / Worst	12.0%	N/A

		Recovery Analysis*	Recovery Value	$86.06	N/A

			Weight ascribed to approach	90%

Senior Loans	171,878	Recovery Analysis	Recovery Value	$0.01 - $10.00	N/A

		Yield Analysis	Yield to Maturity / Worst	12.2%	N/A

Common stocks	974,990	Market Approach	EBITDA Multiple	6.59x - 9.50x	8.44x

		DCF Analysis	Discount Rate	13.50% - 20.10%	14.97%

			Terminal Multiple	5.0x - 7.0x	6.14x

		Recovery Analysis	Recovery Value	$43.00	N/A

Total Level 3 Investments	$13,070,548

* The remaining 10% was attributable to observable inputs.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
There are significant unobservable inputs used in the fair value measurement of the Funds' Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

POLEN FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is recorded on the accrual basis, using the effective yield method. Interest income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest income. Dividends are recorded on the ex-dividend date. The Funds may be subject to foreign taxes on income, a portion of which may be recoverable. The Funds apply for refunds where available. Distribution (12b-1) fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are generally allocated to each class of each Fund based upon the relative daily net assets of each class of each Fund. The Funds may be subject to foreign taxes on unrealized and realized gains on certain foreign investments. The Funds may also be subject to foreign taxes on income, a portion of which may be recoverable. The Funds apply for refunds where available. The Funds will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund. The Funds’ investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. The Polen Opportunistic High Yield Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments, which represent a future obligation in full, may obligate the Fund to supply additional cash to the borrower on demand. The Fund may receive a commitment fee based on the undrawn portion of an unfunded loan commitment. In certain circumstances, the Fund may receive various fees upon the restructure of a senior floating interest rate obligation by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statement of Operations.
Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions in the Statements of Operations.
Cash and Cash Equivalents — Cash and cash equivalents, if any, include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid to shareholders and are recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Counterparty Risk — Certain of the derivatives entered into by each Fund may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes a Fund to the risk that a counterparty will not settle a transaction in

POLEN FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing a Fund to suffer a loss. If a counterparty defaults on its payment obligations to a Fund, this default will cause the value of an investment in a Fund to decrease. In addition, to the extent a Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. Each Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of each Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by each Fund.
Each Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that each Fund will not sustain a loss on a transaction as a result.
Liquidity Risk — Each Fund may be subject to liquidity risk primarily due to investments in derivatives. Each Fund may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Fund may be unable to sell the asset or sell it at a reasonable price. In addition, each Fund may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of each Fund in order to raise cash to pay redemptions.
An investment in derivatives is also subject to the risk that the Fund may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, each Fund may be exposed to the risk of additional losses due to such delays.
Currency Risk — Each Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which each Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect each Fund's NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for each Fund is determined on the basis of U.S. dollars, each Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of each Fund's holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of each Fund's holdings in foreign securities.
Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.
Emerging Markets Risk — The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States. Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.
Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund's debt investments may not be able to meet its financial obligations (e. g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or seek bankruptcy protection. Securities such as high-yield bonds, e.g., bonds with low credit ratings by Moody's (Ba or lower) or Standard & Poor's (BB and lower) or if unrated are of comparable quality as determined by the Adviser, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on

POLEN FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.
Senior Loans — Certain Funds invests primarily in senior loans and other floating rate investments. Senior loans typically are rated below investment grade. Below investment grade securities, including senior loans, involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. These securities once sold, may not settle for an extended period (for example, several weeks or even longer). A Fund will not receive its sale proceeds until that time, which may constrain a Fund’s ability to meet its obligations. A Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any, securing a senior loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many senior loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Loans may not be considered “securities,” and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.
Collateralized Loan Obligations and Collateralized Debt Obligations — The Polen Opportunistic High Yield Fund may invest in certain collateralized products, such as collateralized loan obligations (“CLOs”) and collateralized debt obligations (“CDOs”), backed by corporate loans issued to primarily U.S. obligors. The Polen Opportunistic High Yield Fund primarily expects to invest in the senior and mezzanine tranches of CLOs that are backed by corporate loans made to companies, but may from time to time invest in the equity tranches of such CLOs. The Polen Opportunistic High Yield Fund expects this aspect of its strategy to focus on CLO investments sourced from the secondary market. CLOs are typically backed by a portfolio of senior secured loans.
Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.
Growth Style Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Restricted Securities — Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s adviser pursuant to the Fund’s fair value policy, subject to oversight by the Board of Trustees. The Polen Opportunistic High Yield Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.
For the Polen Opportunistic High Yield Fund, the securities listed below are restricted from resale as of April 30, 2026:
	Security Type	Acquisition Date	Cost	Value
Baffinland Iron Mines Corp.	Corporate Bonds	08/05/2019	$13,477,315	$11,607,480
Sterling Entertainment Enterprises, LLC	Senior Loans	01/22/2025	110,400	18
				$11,607,498
Restricted securities under Rule 144A, including the aggregate value and percentage of net assets of the Polen Opportunistic High Yield Fund, have been identified in the Portfolio of Investments.

POLEN FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
Segment Reporting — In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, each Fund has evaluated its business activities and determined that it operates as a single reportable segment.
The Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer of the Advisers and the Principal Executive Officer (“PEO”) and the Principal Financial Officer (“PFO”) of the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in the prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
Income Taxes — The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Management has reviewed the impact of the new standard and concludes there is no material impact to the Funds’ financial position or the results of its operations as of April 30, 2026; and therefore, no additional related disclosures were included in these financial statements, other than noted below.
The Funds below paid income taxes in foreign jurisdictions during for the year end April 30, 2026. Cash paid for income taxes, net of refunds received, were as follows:
Polen International Growth Fund
Income taxes by foreign jurisdiction:
India	$610,603
Switzerland	50,221
Other*	34,375
Total income taxes paid, net of refunds	$695,199
Polen Emerging Markets Growth Fund
Income taxes by foreign jurisdiction:
India	$106,906
Taiwan Province Of China	7,588
Other*	6,456
Total income taxes paid, net of refunds	$120,950

*	Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Funds.
2. Transactions with Related Parties and Other Service Providers
For its services, PCM is paid a monthly fee at the annual rate based on average daily net assets of each Fund as shown in the table below:
Polen Growth Fund	0.85%
Polen Global Growth Fund	0.85%
Polen International Growth Fund	0.85%
Polen 5Perspectives Small Growth Fund	1.00%
Polen Emerging Markets Growth Fund	1.00%
For its services, Polen Credit is paid a monthly fee at the annual rate based on average daily net assets of each Fund as shown in the table below:
Polen Opportunistic High Yield Fund	0.70%
Each Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Funds to the extent necessary to ensure that the Funds’ total operating expenses (excluding taxes, fees and expenses attributable to a

POLEN FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed (on an annual basis) the percentages set forth in the table below of each Fund's average daily net assets (the “Expense Limitations”). The Expense Limitations will remain in place until the termination date set forth below, unless the Board of Trustees approves their earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the year ended April 30, 2026.
	Institutional Class	Investor Class	Class Y	Termination Date
Polen Growth Fund	1.00%	1.00%	N/A	August 31, 2026
Polen Global Growth Fund	1.10%	1.10%	N/A	August 31, 2026
Polen International Growth Fund	1.10%	1.10%	N/A	August 31, 2026
Polen 5Perspectives Small Growth Fund	1.10%	1.10%	1.00%	August 31, 2026
Polen Emerging Markets Growth Fund	1.25%	N/A	N/A	August 31, 2026
Polen Opportunistic High Yield Fund	0.89%	1.14%	0.79%	August 31, 2026
Each Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which each Adviser reduced its compensation and/or assumed expenses for such Fund. Each Adviser is permitted to seek reimbursement from a Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund's expenses are below the Expense Limitation amount.
For the year ended April 30, 2026, the amount of advisory fees earned and waived and/or reimbursed was as follows:
	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee/ (Reimbursement)
Polen Growth Fund	$39,354,982	$—	$39,354,982
Polen Global Growth Fund	2,427,653	—	2,427,653
Polen International Growth Fund	1,001,843	(29,353)	972,490
Polen 5Perspectives Small Growth Fund	386,082	(222,847)	163,235
Polen Emerging Markets Growth Fund	111,534	(131,100)	(19,566)
Polen Opportunistic High Yield Fund	2,112,072	(58,456)	2,053,616
No Funds recouped any fees for the period ended April 30, 2026.
As of April 30, 2026, the Polen Growth Fund and Polen Global Growth Fund have no additional funds available to be recouped.
As of April 30, 2026, the amount of potential recovery was as follows:
	Expiration
	9/30/2026	04/30/2027	04/30/2028	04/30/2029	Total
Polen International Growth Fund	$—	$—	$—	$29,353	$29,353
Polen 5Perspectives Small Growth Fund	—	174,781	196,508	222,847	594,136
Polen Emerging Markets Growth Fund	—	101,892	129,961	131,100	362,953
Polen Opportunistic High Yield Fund	165,536	68,624	84,999	58,456	377,615
The Funds have not recorded a commitment or contingent liability at April 30, 2026.
Other Service Providers
The Bank of New York Mellon (“BNY”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

POLEN FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for the Investor Class shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, the Funds compensate the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Funds' Investor Class shares.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
Prior to July 31, 2025, JW Fund Management LLC (“JWFM”) provided a PEO and a PFO to the Trust. Effective August 1, 2025, Tidal ETF Services LLC (“Tidal”) provides a PEO and a PFO to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Tidal and Chenery are compensated for their services provided to the Trust. JWFM was compensated for its services provided to the Trust through July 31, 2025.
3. Investment in Securities
For the year ended April 30, 2026, aggregated purchases and sales of investment securities (excluding short-term investments and in-kind transactions) of the Funds were as follows:
	Purchases	Sales
Polen Growth Fund	$2,192,063,498	$4,871,515,371
Polen Global Growth Fund	152,335,549	361,008,545
Polen International Growth Fund	66,258,453	189,178,436
Polen 5Perspectives Small Growth Fund	101,192,450	90,215,107
Polen Emerging Markets Growth Fund	8,044,078	20,224,147
Polen Opportunistic High Yield Fund	214,629,192	218,519,101
The Funds are permitted to purchase or sell securities, which have a readily available market quotation, from or to certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Trustees. The procedures have been designed to provide assurances that any purchase or sale of securities by the Funds from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price.
For the year ended April 30, 2026, the Funds did not engage in purchase or sale of securities with affiliated funds under Rule 17a-7.

POLEN FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
4. Capital Share Transactions
For years ended April 30, 2026 and 2025, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Year Ended April 30, 2026		For the Year Ended April 30, 2025
	Shares	Amount	Shares	Amount
Polen Growth Fund:
Institutional Class
Sales	39,069,119	$1,503,033,418	12,109,180	$553,895,984
Reinvestments	30,856,293	1,108,975,164	6,274,382	306,189,838
Redemption Fees	—	2,906	—	107
Redemptions	(129,358,514)	(4,944,789,230)**	(62,780,039)	(2,901,212,309)
Net decrease	(59,433,102)	$(2,332,777,742)	(44,396,477)	$(2,041,126,380)
Investor Class
Sales	985,290	$38,960,346	1,334,672	$59,336,382
Reinvestments	1,307,064	44,283,323	250,631	11,747,082
Redemption Fees	—	125	—	5
Redemptions	(3,552,102)	(134,498,653)	(3,270,270)	(145,528,534)
Net decrease	(1,259,748)	$(51,254,859)	(1,684,967)	$(74,445,065)
Total net decrease	(60,692,850)	$(2,384,032,601)	(46,081,444)	$(2,115,571,445)

Polen Global Growth Fund:
Institutional Class
Sales	1,254,469	$29,435,147	1,088,465	$28,453,724
Reinvestments	2,037,278	45,349,813	482,158	13,317,199
Redemptions	(9,773,918)	(226,369,471)	(6,273,276)	(165,346,049)
Net decrease	(6,482,171)	$(151,584,511)	(4,702,653)	$(123,575,126)
Investor Class
Sales	47,335	$1,074,517	98,679	$2,473,110
Reinvestments	111,173	2,391,325	27,562	741,981
Redemptions	(541,376)	(12,868,580)	(245,677)	(6,295,583)
Net decrease	(382,868)	$(9,402,738)	(119,436)	$(3,080,492)
Total net decrease	(6,865,039)	$(160,987,249)	(4,822,089)	$(126,655,618)

Polen International Growth Fund:
Institutional Class
Sales	614,014	$9,639,021	1,613,224	$26,251,752
Reinvestments	3,365	52,393	50,706	841,726
Redemptions	(9,583,241)	(145,145,155)	(5,551,476)	(90,272,671)
Net decrease	(8,965,862)	$(135,453,741)	(3,887,546)	$(63,179,193)
Investor Class
Sales	15,289	$241,537	37,906	$614,240
Reinvestments	—	—	256	4,209
Redemptions	(74,575)	(1,150,629)	(66,057)	(1,071,738)
Net decrease	(59,286)	$(909,092)	(27,895)	$(453,289)
Total net decrease	(9,025,148)	$(136,362,833)	(3,915,441)	$(63,632,482)

POLEN FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
	For the Year Ended April 30, 2026		For the Year Ended April 30, 2025
	Shares	Amount	Shares	Amount

Polen 5Perspectives Small Growth Fund:
Institutional Class
Sales	1,150,630	$20,353,192	533,672	$7,673,943
Reinvestments	—	—	—	—
Redemptions	(1,276,949)	(19,810,418)	(2,466,786)	(34,311,840)
Net increase/(decrease)	(126,319)	$542,774	(1,933,114)	$(26,637,897)
Investor Class
Sales	107,519	$1,869,776	23,144	$318,167
Reinvestments	—	—	—	—
Redemptions	(74,274)	(1,206,600)	(213,808)	(2,973,253)
Net increase/(decrease)	33,245	$663,176	(190,664)	$(2,655,086)
Class Y
Sales	576,270	$10,172,388	17,065	$245,017
Reinvestments	—	—	—	—
Redemptions	(80,813)	(1,312,245)	(95,931)	(1,349,623)
Net increase/(decrease)	495,457	$8,860,143	(78,866)	$(1,104,606)
Total net increase/(decrease)	402,383	$10,066,093	(2,202,644)	$(30,397,589)

Polen Emerging Markets Growth Fund:
Institutional Class
Sales	105,852	$1,079,176	32,912	$274,222
Reinvestments	—	—	4,589	39,281
Redemptions	(1,386,682)	(13,896,285)	(809,603)	(6,667,978)
Net decrease	(1,280,830)	$(12,817,109)	(772,102)	$(6,354,475)

POLEN FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
	For the Year Ended April 30, 2026		For the Year Ended April 30, 2025
	Shares	Amount	Shares	Amount

Polen Opportunistic High Yield Fund:
Institutional Class
Sales	305,023	$2,178,050	519,054	$3,788,175
Reinvestments	58,109	412,797	53,205	386,314
Redemption Fees*	—	29	—	33
Redemptions	(841,815)	(5,944,778)	(281,255)	(2,040,244)
Net increase/(decrease)	(478,683)	$(3,353,902)	291,004	$2,134,278
Investor Class
Sales	65,500	$466,468	61,258	$445,806
Reinvestments	15,027	105,700	15,828	114,517
Redemption Fees*	—	6	—	12
Redemptions	(31,915)	(224,552)	(153,266)	(1,106,082)
Net increase/(decrease)	48,612	$347,622	(76,180)	$(545,747)
Class Y
Sales	1,188,679	$8,281,377	776,641	$5,666,885
Reinvestments	2,961,216	20,848,536	2,793,974	20,199,044
Redemption Fees*	—	1,517	—	2,134
Redemptions	(2,547,190)	(17,859,057)	(5,070,174)	(36,444,156)
Net increase/(decrease)	1,602,705	$11,272,373	(1,499,559)	$(10,576,093)
Total net increase/(decrease)	1,172,634	$8,266,093	(1,284,735)	$(8,987,562)

*	There is a 1.00% redemption fee that may be charged on shares redeemed which have been held 60 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.
**	The Polen Growth Fund had redemptions in-kind activity in the amount of $942,155,169.
Significant Shareholders
As of April 30, 2026, the Fund below had two shareholders that held 10% or more of the total outstanding shares of the Fund. Transactions by these shareholders may have a material impact on the Fund.
Polen Opportunistic High Yield Fund
Non-affiliated Shareholders	26%
5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences

POLEN FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
do not require reclassifications. These temporary differences are primarily due to defaulted bonds, wash sales, late-year loss deferrals, capital loss carryforwards, and market discount. Net assets were not affected by these adjustments.
The following permanent differences as of April 30, 2026, primarily attributed to redemptions in-kind, passive foreign investment company sales gain, reclassifications of foreign currency gains and losses, write-off of current year net operating loss, utilization of earnings and profits on shareholder redemptions (a tax accounting practice known as equalization) and market discount were reclassified among the following accounts:
	Total Distributable Earnings	Paid-in-Capital
Polen Growth Fund	$(935,877,212)	$935,877,212
Polen Global Growth Fund	(20,887,140)	20,887,140
Polen International Growth Fund	63,873	(63,873)
Polen 5Perspectives Small Growth Fund	172,171	(172,171)
For the year ended April 30, 2026, there were no reclassifications for the Polen Emerging Markets Growth Fund and the Polen Opportunistic High Yield Fund.
The tax character of distributions paid by the Funds during the year ended April 30, 2026, were as follows:
	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital	Total Distributions Paid
Polen Growth Fund	$—	$1,258,442,592	$—	$1,258,442,592
Polen Global Growth Fund	—	52,193,969	—	52,193,969
Polen International Growth Fund	53,125	—	72	53,197
Polen Opportunistic High Yield Fund	24,380,456	—	—	24,380,456
The tax character of distributions paid by the Funds during the year ended April 30, 2025, were as follows:
	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Total Distributions Paid
Polen Growth Fund	$—	$344,560,520	$344,560,520
Polen Global Growth Fund	—	15,045,252	15,045,252
Polen International Growth Fund	878,276	—	878,276
Polen Emerging Markets Growth Fund	39,281	—	39,281
Polen Opportunistic High Yield Fund	24,263,351	—	24,263,351
As of April 30, 2026, the components of distributable earnings  on a tax basis were as follows:
	Capital Loss Carryforwards	Undistributed Ordinary Income	Undistributed Long-Term Gain	Distributions Payable	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
Polen Growth Fund	$—	$—	$346,349,844	$—	$707,657,052	$(84,661,752)
Polen Global Growth Fund	—	856,926	23,959,626	—	34,906,498	—
Polen International Growth Fund	(2,480,652)	—	—	—	4,718,497	(533,363)
Polen 5Perspectives Small Growth Fund	(43,801,106)	—	—	—	16,116,516	(212,052)
Polen Emerging Markets Growth Fund	(4,679,884)	232,158	—	—	1,909,609	—
Polen Opportunistic High Yield Fund	(43,403,295)	144,838	—	(188,142)	(13,149,669)	—

POLEN FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.
As of April 30, 2026, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Polen Growth Fund	$1,464,867,926	$771,815,344	$(64,158,292)	$707,657,052
Polen Global Growth Fund	106,977,833	44,087,443	(9,249,709)	34,837,734
Polen International Growth Fund	23,390,147	7,352,410	(2,682,122)	4,670,288
Polen 5Perspectives Small Growth Fund	45,538,202	18,145,646	(2,029,130)	16,116,516
Polen Emerging Markets Growth Fund	3,150,691	2,108,520	(199,427)	1,909,093
Polen Opportunistic High Yield Fund	301,337,625	3,040,604	(16,190,273)	(13,149,669)
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2026, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2026. For the year ended April 30, 2026, the Funds deferred to May 1, 2026 the following losses:
	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Polen Growth Fund	$—	$84,661,752	$—
Polen International Growth Fund	533,363	—	—
Polen 5Perspectives Small Growth Fund	212,052	—	—
Accumulated capital losses represent net capital loss carryforwards as of April 30, 2026  that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2026, the Funds’ capital loss carryforwards, which were comprised of both short-term losses and long-term losses, and had an unlimited period of capital loss carryover were as follows:
	Capital Loss Carryforwards
	Short-Term	Long-Term
Polen International Growth Fund	$2,480,652	$—
Polen 5Perspectives Small Growth Fund	29,238,705	14,562,401
Polen Emerging Markets Growth Fund	1,331,600	3,348,284
Polen Opportunistic High Yield Fund	5,954,469	37,448,826
For the year ended April 30, 2026, the following Funds utilized capital losses as follows:
Capital Losses Utilized
Polen International Growth Fund	$6,832,285
Polen 5Perspectives Small Growth Fund	2,001,256
Polen Emerging Markets Growth Fund	3,236,843
6. Line of Credit
On July 1, 2025, the Funds, together with other Polen Funds, collectively referred to as the “Funds,” entered into an unsecured committed line of credit with The Bank of New York Mellon. The line of credit permits the Funds to borrow up to $5 million in the aggregate, subject to each Fund's investment restrictions and its contractual obligations under the line of credit agreement. The line of credit is intended to be used for temporary or emergency purposes, including the financing of shareholder redemptions.

POLEN FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
Interest is charged to each Fund based on its borrowings at a rate equal to 1.40% plus the greater of (1) the Federal Funds effective rate or (2) the Secured Overnight Financing Rate in effect on the applicable day. In addition, a commitment fee of 0.20% per annum on the unused portion of the line of credit is allocated among the participating funds based on their relative net assets and paid quarterly. During the year ended April 30, 2026, the Funds did not borrow under the line of credit.
7. Commitments and Contingencies
Some Funds may make commitments pursuant to bridge loan facilities. Such commitments typically remain off balance sheet as it is more likely than not, based on the good faith judgement of each Adviser, that such bridge facilities will not ever fund. As of April 30, 2026, there were no outstanding bridge facility commitments.
Unfunded Loan Commitments — Polen Opportunistic High Yield Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by a Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of thereporting period is recorded as an asset and any change in net unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investments. Unfunded loan commitments are included in the Portfolio of Investments. As of April 30, 2026, the Polen Opportunistic High Yield Fund did not have any unfunded loan commitments.

POLEN FUNDS
Notes to Financial Statements (Concluded)
April 30, 2026
8. Subsequent Events
Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were available to be issued, and has determined that there was the following subsequent event:
On June 3, 2026, the Board approved a plan to liquidate and terminate the Polen Emerging Markets Growth Fund, which is expected to occur on or about July 31, 2026.
Management has evaluated and has determined there are no additional subsequent events.

POLEN FUNDS
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of FundVantage Trust and Shareholders of Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen 5Perspectives Small Growth Fund, Polen Emerging Markets Growth Fund and Polen Opportunistic High Yield Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen 5Perspectives Small Growth Fund, Polen Emerging Markets Growth Fund and Polen Opportunistic High Yield Fund (six of the funds constituting FundVantage Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2026, the related statements of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2026 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent, issuers, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 26, 2026
We have served as the auditor of one or more investment companies managed by Polen Capital Management, LLC since 2011.

POLEN FUNDS
Shareholder Tax Information
(Unaudited)
The Funds are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise their shareholders of the U.S. federal tax status of distributions received by the Funds’ shareholders in respect of such fiscal year. During the year ended April 30, 2026, the following dividends and distributions were paid by the Funds:
	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions Paid
Polen Growth Fund	$—	$1,258,442,592	$—	$1,258,442,592
Polen Global Growth Fund	—	52,193,969	—	52,193,969
Polen International Growth Fund	53,125	—	72	53,197
Polen Opportunistic High Yield Fund	24,380,456	—	—	24,380,456
Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes. The Funds designated the following as long-term capital gains distributions during the year ended April 30, 2026:
Polen Growth Fund	$1,258,442,592
Polen Global Growth Fund	$52,193,969
Polen International Growth Fund	$0
Polen 5Perspectives Small Growth Fund	$0
Polen Emerging Markets Growth Fund	$0
Polen Opportunistic High Yield Fund	$0
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentages of ordinary income distributions paid during the year ended April 30, 2026 were designated as qualified dividend income:
Polen Growth Fund	0.00%
Polen Global Growth Fund	0.00%
Polen International Growth Fund	99.86%
Polen 5Perspectives Small Growth Fund	0.00%
Polen Emerging Markets Growth Fund	23.83%
Polen Opportunistic High Yield Fund	0.00%
The percentage of ordinary income dividends qualifying for corporate dividends received deduction for the Funds is as follows:
Polen Growth Fund	0.00%
Polen Global Growth Fund	0.00%
Polen International Growth Fund	0.00%
Polen 5Perspectives Small Growth Fund	0.00%
Polen Emerging Markets Growth Fund	0.31%
Polen Opportunistic High Yield Fund	0.00%
The percentage of ordinary income dividends qualifying for qualified interest income for the Funds is as follows:
Polen Growth Fund	0.00%
Polen Global Growth Fund	0.00%
Polen International Growth Fund	10.32%
Polen 5Perspectives Small Growth Fund	0.00%
Polen Emerging Markets Growth Fund	3.04%
Polen Opportunistic High Yield Fund	98.37%

POLEN FUNDS
Shareholder Tax Information (Concluded)
(Unaudited)
The percentage of ordinary income distributions designated as qualified short-term gain pursuant to the American Jobs Creation Act of 2004 is as follows:
Polen Growth Fund	0.00%
Polen Global Growth Fund	0.00%
Polen International Growth Fund	0.00%
Polen 5Perspectives Small Growth Fund	0.00%
Polen Emerging Markets Growth Fund	0.00%
Polen Opportunistic High Yield Fund	0.00%
The Funds paid foreign taxes and recognized foreign source income as follows:
	Foreign Taxes Paid	Foreign Source Income
Polen Emerging Markets Growth Fund	$120,753	$208,684
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.
Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2026. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2027.
Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.
In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.
Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

POLEN FUNDS
Other Information
(Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each Fund’s disclosure of remuneration items is included as part of the Annual Financials and Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The Board of Trustees of the Trust did not approve an investment advisory contract during the Trust's most recent fiscal half-year. A statement regarding the Board's considerations with respect to the most recent approval of the renewal of the Investment Advisory Agreement with Polen Capital Management, LLC, on behalf of the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen 5Perspectives Small Growth Fund (formerly, Polen U.S. Small Company Growth Fund) and Polen Emerging Markets Growth Fund, was included in the Registrant's Form N-CSR filed for the period ended October 31, 2025. A statement regarding the Board's considerations with respect to the most recent approval of the renewal of the Investment Advisory Agreement with Polen Capital Credit, LLC on behalf of the Polen Opportunistic High Yield Fund, was included in the Registrant's Form N-CSR filed for the period ended October 31, 2025.
Proxy Voting
Policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Funds' portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

POLEN FUNDS
Privacy Notice
(Unaudited)
The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.
We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within the Fund and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.
To ensure the highest degree of security and confidentiality, the Fund and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.
If you have questions or comments about our privacy practices, please call us at 1-888-678-6024.

Investment Advisers
Polen Capital Management, LLC
1825 NW Corporate Blvd.
Suite 300
Boca Raton, FL 33431
Polen Capital Credit, LLC
1075 Main Street
Suite 320
Waltham, MA 02451
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
118 Flanders Road
Westborough, MA 01581
Principal Underwriter
Foreside Funds Distributors LLC
190 Middle Street Suite 301
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Locke LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
POL-0426

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Each Fund’s disclosure of remuneration items is included as part of the Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Board of Trustees of the Trust did not approve an investment advisory contract during the Trust’s most recent fiscal half-year. A statement regarding the Board’s considerations with respect to the most recent approval of the renewal of the Investment Advisory Agreement with Polen Capital Management, LLC, on behalf of the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen 5Perspectives Small Growth Fund (formerly, Polen U.S. Small Company Growth Fund) and Polen Emerging Markets Growth Fund, was included in the

Registrant’s Form N-CSR filed for the period ended October 31, 2025. A statement regarding the Board’s considerations with respect to the most recent approval of the renewal of the Investment Advisory Agreement with Polen Capital Credit, LLC on behalf of the Polen Opportunistic High Yield Fund, was included in the Registrant’s Form N-CSR filed for the period ended October 31, 2025.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: July 9, 2026

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date: July 9, 2026

* Print the name and title of each signing officer under his or her signature.